UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28*

Date of reporting period: August 31, 2015

*	This Form N-NCR pertains only to the following series of the Registrant: MFS Diversified Income Fund, MFS Government Securities Fund and MFS New Discovery Value Fund. The remaining series of the Registrant has a fiscal year end other than 2/28.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

August 31, 2015

MFS® DIVERSIFIED INCOME FUND

DIF-SEM

MFS® DIVERSIFIED INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The U.S. economy bounced back after another harsh winter curtailed domestic consumption. Despite strengthening labor and housing markets, however, a stronger U.S. dollar and weak overseas demand have held back corporate earnings.

China’s economic growth continues to slow, raising concerns and adding to global market volatility. Commodity exporters, including Australia and Canada, have been hurt by weaker Chinese demand. Global oil markets remain oversupplied, putting pressure on crude oil and gasoline prices.

In Europe, concerns about a potential Greek debt default have faded, and the eurozone’s economy is expanding mildly. Hopes for a more robust regionwide recovery rest on the European Central Bank’s quantitative easing program.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

October 15, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Simon Property Group, Inc., REIT	1.7%
Public Storage, Inc., REIT	1.2%
Fannie Mae, 4%, 30 Years	1.1%
Novartis AG	1.0%
AvalonBay Communities, Inc., REIT	1.0%
U.S. Treasury Notes, 0.375%, 2/15/16	1.0%
U.S. Treasury Notes, 1%, 6/30/19	0.9%
Mid-America Apartment Communities, Inc., REIT	0.9%
Medical Properties Trust, Inc., REIT	0.8%
Vornado Realty Trust, REIT	0.8%

Equity sectors (i)
Financial Services	16.0%
Health Care	4.0%
Consumer Staples	3.4%
Utilities & Communications	3.4%
Energy	2.5%
Basic Materials	1.5%
Industrial Goods & Services	0.7%
Retailing	0.6%
Leisure	0.5%
Technology	0.5%
Autos & Housing	0.5%
Special Products & Services	0.2%
Transportation	0.2%

Fixed income sectors (i)
High Yield Corporates	27.1%
Emerging Markets Bonds	14.2%
Mortgage-Backed Securities	9.1%
U.S. Treasury Securities	6.3%
Investment Grade Corporates	1.3%
U.S. Government Agencies	1.2%
Floating Rate Loans	0.9%
Commercial Mortgage-Backed Securities	0.6%
Non-U.S. Government Bonds	0.1%
Municipal Bonds	0.1%
Asset-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
AAA	0.4%
AA	0.7%
A	0.7%
BBB	7.8%
BB	15.8%
B	15.6%
CCC	3.3%
D	0.1%
U.S. Government	7.0%
Federal Agencies	10.3%
Not Rated	(0.7)%
Non-Fixed Income	34.0%
Cash & Other	5.0%

Portfolio Composition – continued

Issuer country weightings (i)(x)
United States	68.8%
United Kingdom	3.4%
Mexico	2.5%
Canada	2.1%
Switzerland	1.6%
China	1.5%
Chile	1.4%
Germany	1.4%
Brazil	1.2%
Other Countries	16.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings, including Cash & Other, of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the fund’s and the MFS High Yield Pooled Portfolio’s Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements of the fund and the MFS High Yield Pooled Portfolio for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 8/31/15.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2015 through August 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/15	Ending Account Value 8/31/15	Expenses Paid During Period (p) 3/01/15-8/31/15
A	Actual	0.99%	$1,000.00	$956.99	$4.87
	Hypothetical (h)	0.99%	$1,000.00	$1,020.16	$5.03
C	Actual	1.74%	$1,000.00	$954.14	$8.55
	Hypothetical (h)	1.74%	$1,000.00	$1,016.39	$8.82
I	Actual	0.74%	$1,000.00	$958.20	$3.64
	Hypothetical (h)	0.74%	$1,000.00	$1,021.42	$3.76
R1	Actual	1.74%	$1,000.00	$953.28	$8.54
	Hypothetical (h)	1.74%	$1,000.00	$1,016.39	$8.82
R2	Actual	1.24%	$1,000.00	$956.55	$6.10
	Hypothetical (h)	1.24%	$1,000.00	$1,018.90	$6.29
R3	Actual	0.99%	$1,000.00	$956.99	$4.87
	Hypothetical (h)	0.99%	$1,000.00	$1,020.16	$5.03
R4	Actual	0.74%	$1,000.00	$958.20	$3.64
	Hypothetical (h)	0.74%	$1,000.00	$1,021.42	$3.76
R5	Actual	0.66%	$1,000.00	$958.60	$3.25
	Hypothetical (h)	0.66%	$1,000.00	$1,021.82	$3.35

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.98%, $4.82 and $4.98 for Class A, 1.73%, $8.50, and $8.77 for Class C, 0.73%, $3.59, and $3.71 for Class I, 1.73%, $8.49, and $8.77 for Class R1, 1.23%, $6.05, and $6.24 for Class R2, 0.98%, $4.82, and $4.98 for Class R3, 0.73%, $3.59, and $3.71 for Class R4, and 0.65%, $3.20, and $3.30 for Class R5, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 32.7%
Issuer	Shares/Par	Value ($)
Agency - Other - 0.1%
Financing Corp., 9.4%, 2/08/18	$965,000	$1,157,171
Financing Corp., 10.35%, 8/03/18	715,000	899,605
Financing Corp., STRIPS, 0%, 11/30/17	860,000	839,306

		$2,896,082
Asset-Backed & Securitized - 0.6%
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/48	$850,000	$833,337
Citigroup Commercial Mortgage Trust, FRN, 5.9%, 12/10/49	198,555	28,634
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	100,000	103,405
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49	1,500,000	1,552,344
CNH Equipment Trust, 2015-C, “A2B”, FRN, 0.668%, 12/17/18	903,865	904,597
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	190,982	197,315
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48	1,074,000	1,073,077
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/50	1,800,000	1,874,770
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.147%, 9/15/39	637,317	673,535
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.889%, 6/15/39	852,108	875,037
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.147%, 9/15/39	809,025	858,028
Csail Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/57	58,835	59,404
CWCapital Cobalt Ltd., “A4”, FRN, 5.959%, 5/15/46	1,138,475	1,210,586
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FRN, 0.791%, 8/15/20	691,000	691,062
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/50	1,750,000	1,749,715
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48	1,888,516	1,899,906
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.136%, 2/15/51	5,515	5,517
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.961%, 6/15/49	1,437,604	1,513,627

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Morgan Stanley Capital I Trust, “AM”, FRN, 5.865%, 4/15/49	$945,000	$981,349
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48	1,516,848	1,533,056
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/48	1,258,254	1,238,184

		$19,856,485
Automotive - 0.2%
Hyundai Capital America, 2%, 3/19/18 (n)	$810,000	$805,693
Metalsa, S.A. de C.V., 4.9%, 4/24/23	2,850,000	2,607,750
Tupy Overseas S.A., 6.625%, 7/17/24 (n)	3,617,000	3,422,586

		$6,836,029
Broadcasting - 0.1%
Myriad International Holdings B.V., 5.5%, 7/21/25 (n)	$2,037,000	$2,021,723

Building - 0.5%
CEMEX Finance LLC, 9.375%, 10/12/22	$1,060,000	$1,184,550
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)	1,164,000	1,218,941
CEMEX S.A.B. de C.V., 5.7%, 1/11/25 (n)	2,928,000	2,745,000
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)	618,000	460,410
Elementia S.A. de C.V., 5.5%, 1/15/25 (n)	2,599,000	2,521,030
Elementia S.A. de C.V., 5.5%, 1/15/25	1,808,000	1,753,760
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)	4,380,000	4,356,786

		$14,240,477
Business Services - 0.1%
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)	$2,242,000	$2,165,483

Cable TV - 0.3%
Altice Financing S.A., 6.5%, 1/15/22 (n)	$2,769,000	$2,775,922
Globo Comunicacao e Participacoes S.A., 4.843%, 6/08/25 (n)	3,900,000	3,664,830
VTR Finance B.V., 6.875%, 1/15/24 (n)	2,623,000	2,583,655

		$9,024,407
Chemicals - 0.4%
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)	$4,558,000	$4,500,113
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)	6,817,000	6,821,090

		$11,321,203
Conglomerates - 0.1%
Grupo Kuo S.A.B. de C.V., 6.25%, 12/04/22	$3,713,000	$3,796,097

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17 (n)	$1,409,000	$1,099,020
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	3,072,000	1,344,000
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24	2,102,000	919,625

		$3,362,645
Consumer Products - 0.1%
Controladora Mabe S.A. de C.V., 7.875%, 10/28/19	$2,848,000	$3,125,680

Consumer Services - 0.2%
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/22 (n)	$6,098,000	$6,021,775

Emerging Market Quasi-Sovereign - 4.2%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)	$1,705,000	$1,702,263
Banco do Brasil S.A., 6.25% to 4/15/24, FRN to 10/29/49 (n)	3,705,000	2,269,312
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22	4,424,000	3,393,208
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	1,123,000	1,131,674
CNOOC Finance (2013) Ltd., 3%, 5/09/23	2,512,000	2,351,704
CNOOC Finance (2015) U.S.A. LLC, 3.5%, 5/05/25	981,000	941,474
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	2,287,000	2,415,273
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)	3,618,000	3,501,844
Comision Federal de Electricidad, 6.125%, 6/16/45 (n)	4,260,000	4,249,350
Comision Federal de Electricidad, 4.875%, 1/15/24 (n)	2,594,000	2,655,607
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	1,575,000	1,515,937
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/25 (n)	3,928,000	3,916,923
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/22 (n)	2,106,000	2,163,915
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/29 (n)	2,538,000	2,538,000
Development Bank of Kazakhstan, 4.125%, 12/10/22	4,894,000	4,233,310
Empresa Nacional del Petroleo, 4.75%, 12/06/21	2,412,000	2,479,546
Empresa Nacional del Petroleo, 4.375%, 10/30/24 (n)	2,469,000	2,403,537
Empresa Nacional del Petroleo, 4.375%, 10/30/24	1,000,000	973,486
Eskom Holdings SOC Ltd., 6.75%, 8/06/23	1,400,000	1,358,000
Eskom Holdings SOC Ltd., 7.125%, 2/11/25 (n)	593,000	575,601
Export Credit Bank of Turkey A.S., 5%, 9/23/21 (n)	655,000	643,538
Gaz Capital S.A., 4.95%, 2/06/28 (n)	3,726,000	3,081,477
JSC Georgian Railway, 7.75%, 7/11/22 (n)	1,203,000	1,240,594
KazAgro National Management Holding, 4.625%, 5/24/23 (n)	5,564,000	4,668,196
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)	2,711,000	2,343,660
KazMunayGas National Co., 4.4%, 4/30/23 (n)	5,329,000	4,687,921
Lima Metro Line 2 Finance Ltd., 5.875%, 7/05/34 (n)	1,155,000	1,157,310
Magyar Export-Import Bank, 4%, 1/30/20	2,518,000	2,543,180
Magyar Export-Import Bank PLC, 4%, 1/30/20 (n)	1,817,000	1,835,170

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Majapahit Holding B.V., 7.875%, 6/29/37	$2,000,000	$2,200,000
Office Cherifien des Phosphates, 4.5%, 10/22/25 (n)	2,898,000	2,728,467
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)	2,519,000	2,588,071
ONGC Videsh Ltd., 4.625%, 7/15/24	5,783,000	5,915,824
Pemex Project Funding Master Trust, 6.625%, 6/15/35	1,446,000	1,474,197
Pertamina PT, 4.875%, 5/03/22 (n)	2,381,000	2,306,713
Pertamina PT, 4.3%, 5/20/23 (n)	2,705,000	2,498,879
Pertamina PT, 6.45%, 5/30/44 (n)	3,276,000	3,013,920
Petrobras Global Finance B.V., 6.25%, 3/17/24	2,423,000	2,122,063
Petrobras Global Finance B.V., 7.25%, 3/17/44	3,261,000	2,625,105
Petrobras Global Finance B.V., 6.85%, 6/05/15	1,091,000	820,868
Petroleos Mexicanos, 4.875%, 1/18/24	1,278,000	1,274,166
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	2,080,000	1,967,472
Petroleos Mexicanos, 5.625%, 1/23/46 (n)	4,523,000	4,025,470
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/22	652,750	635,615
Petronas Capital Ltd., 3.5%, 3/18/25 (n)	780,000	752,324
Petronas Capital Ltd., 4.5%, 3/18/45 (n)	758,000	711,900
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/24 (n)	2,533,000	2,453,970
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	3,060,000	2,906,342
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)	2,765,000	2,597,361
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/24 (n)	2,601,000	2,712,638
State Grid Overseas Investment (2013) Ltd., 3.125%, 5/22/23 (n)	2,593,000	2,549,964
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/23	3,933,000	3,519,492
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/30	2,926,000	2,849,046
Three Gorges Finance I (Cayman Islands) Ltd., 3.7%, 6/10/25 (n)	509,000	515,216
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 4/24/19 (n)	2,725,000	2,827,782
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25 (n)	4,500,000	4,304,700

		$133,868,575
Emerging Market Sovereign - 3.5%
Dominican Republic, 7.5%, 5/06/21 (n)	$1,270,000	$1,401,763
Dominican Republic, 6.6%, 1/28/24 (n)	447,000	470,468
Dominican Republic, 5.875%, 4/18/24 (n)	1,706,000	1,731,590
Dominican Republic, 5.5%, 1/27/25 (n)	1,211,000	1,198,890
Dominican Republic, 8.625%, 4/20/27	2,335,000	2,772,812
Dominican Republic, 7.45%, 4/30/44 (n)	860,000	911,600
Dominican Republic, 6.85%, 1/27/45 (n)	975,000	967,688
Gabonese Republic, 6.95%, 6/16/25 (n)	272,000	243,658
Government of Jamaica, 6.75%, 4/28/28	3,249,000	3,240,878

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Oriental Republic of Uruguay, 4.5%, 8/14/24		$976,000	$1,006,500
Republic of Colombia, 5%, 6/15/45		299,000	265,736
Republic of Cote d’Ivoire, 5.375%, 7/23/24 (n)		2,567,000	2,319,284
Republic of Cote d’Ivoire, 6.375%, 3/03/28 (n)		982,000	914,537
Republic of Croatia, 5.5%, 4/04/23 (n)		3,210,000	3,310,313
Republic of Croatia, 6%, 1/26/24 (n)		2,652,000	2,829,366
Republic of Croatia, 3%, 3/11/25	EUR	4,500,000	4,616,413
Republic of Ecuador, 10.5%, 3/24/20 (n)		$4,500,000	3,532,500
Republic of Guatemala, 4.875%, 2/13/28 (n)		2,255,000	2,159,163
Republic of Hungary, 6.25%, 1/29/20		2,470,000	2,784,233
Republic of Hungary, 6.375%, 3/29/21		2,502,000	2,850,103
Republic of Hungary, 5.375%, 2/21/23		2,930,000	3,189,739
Republic of Hungary, 5.75%, 11/22/23		4,366,000	4,868,090
Republic of Hungary, 5.375%, 3/25/24		2,404,000	2,628,058
Republic of Indonesia, 4.875%, 5/05/21 (n)		1,278,000	1,332,315
Republic of Indonesia, 5.375%, 10/17/23 (n)		3,600,000	3,780,000
Republic of Indonesia, 5.875%, 1/15/24 (n)		2,730,000	2,934,750
Republic of Indonesia, 4.125%, 1/15/25 (n)		2,232,000	2,137,140
Republic of Indonesia, 6.75%, 1/15/44 (n)		1,060,000	1,172,678
Republic of Kazakhstan, 3.875%, 10/14/24 (n)		4,262,000	3,891,206
Republic of Kazakhstan, 5.125%, 7/21/25 (n)		4,356,000	4,252,545
Republic of Kazakhstan, 6.5%, 7/21/45 (n)		711,000	686,115
Republic of Lithuania, 6.625%, 2/01/22 (n)		1,794,000	2,157,511
Republic of Panama, 4%, 9/22/24		1,338,000	1,331,310
Republic of Panama, 3.75%, 3/16/25		754,000	737,035
Republic of Paraguay, 4.625%, 1/25/23 (n)		2,912,000	2,919,280
Republic of Paraguay, 6.1%, 8/11/44 (n)		2,621,000	2,634,105
Republic of Peru, 7.35%, 7/21/25		787,000	999,490
Republic of Peru, 4.125%, 8/25/27		577,000	572,673
Republic of Philippines, 6.375%, 10/23/34		1,396,000	1,856,680
Republic of Romania, 4.875%, 1/22/24 (n)		768,000	828,480
Republic of Turkey, 6.25%, 9/26/22		2,021,000	2,211,023
Republic of Turkey, 3.25%, 3/23/23		2,486,000	2,264,423
Republic of Turkey, 7.375%, 2/05/25		1,983,000	2,327,051
Republic of Venezuela, 9.25%, 9/15/27		3,668,000	1,536,892
Republic of Venezuela, 7%, 3/31/38		2,450,000	848,925
Russian Federation, 4.5%, 4/04/22 (n)		1,800,000	1,718,878
Russian Federation, 4.875%, 9/16/23		3,200,000	3,060,416
Russian Federation, 5.875%, 9/16/43 (n)		4,000,000	3,724,800
Socialist Republic of Vietnam, 4.8%, 11/19/24 (n)		3,555,000	3,412,800
United Mexican States, 3.625%, 3/15/22		3,416,000	3,424,540
United Mexican States, 4%, 10/02/23		1,672,000	1,697,080
United Mexican States, 3.6%, 1/30/25		1,490,000	1,460,200

			$112,123,723

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Energy - Independent - 0.0%
Afren PLC, 15%, 3/18/16		$374,128	$280,596
Afren PLC, 11.5%, 2/01/16 (a)(d)(n)		200,000	6,000
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)		501,000	419,588
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19		200,000	167,500

			$873,684
Energy - Integrated - 0.5%
Inkia Energy Ltd., 8.375%, 4/04/21		$3,013,000	$3,118,455
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)		3,562,000	3,105,708
Pacific Exploration and Production Corp., 7.25%, 12/12/21 (n)		2,923,000	1,578,420
Pacific Exploration and Production Corp., 5.625%, 1/19/25 (n)		3,614,000	1,843,140
Reliance Industries Ltd., 4.125%, 1/28/25 (n)		4,120,000	4,014,643
Reliance Industries Ltd., 4.875%, 2/10/45		3,150,000	2,878,470

			$16,538,836
Food & Beverages - 0.7%
BRF S.A., 2.75%, 6/03/22 (z)	EUR	829,000	$867,326
Central American Bottling Corp., 6.75%, 2/09/22 (n)		$800,000	834,000
Corporacion Lindley S.A., 6.75%, 11/23/21 (n)		2,615,000	2,890,882
Corporacion Lindley S.A., 6.75%, 11/23/21		2,305,000	2,548,177
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)		2,059,000	1,987,203
Cosan Luxembourg S.A., 5%, 3/14/23 (n)		1,806,000	1,508,010
Gruma S.A.B. de C.V., 4.875%, 12/01/24 (n)		3,726,000	3,916,026
Gruma S.A.B. de C.V., 4.875%, 12/01/24		3,500,000	3,678,500
JB Y Co. S.A. de C.V., 3.75%, 5/13/25 (n)		593,000	571,613
Minerva Luxembourg S.A., 7.75%, 1/31/23 (n)		3,330,000	3,255,075

			$22,056,812
International Market Sovereign - 0.1%
Republic of Iceland, 4.875%, 6/16/16 (n)		$623,000	$638,087
Republic of Iceland, 5.875%, 5/11/22 (n)		2,811,000	3,187,899

			$3,825,986
Internet - 0.1%
Baidu, Inc., 4.125%, 6/30/25		$4,274,000	$4,208,851

Local Authorities - 0.1%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43		$1,115,000	$1,388,632
University of California Limited Project Rev., “J”, 4.131%, 5/15/45		2,070,000	1,961,222
University of California Rev. (Build America Bonds), 5.77%, 5/15/43		60,000	72,545

			$3,422,399

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - 0.1%
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)	$1,801,000	$1,844,658

Metals & Mining - 0.1%
Southern Copper Corp., 5.875%, 4/23/45	$2,984,000	$2,562,928
Vale Overseas Ltd., 5.625%, 9/15/19	1,134,000	1,177,103

		$3,740,031
Mortgage-Backed - 9.0%
Fannie Mae, 3.99%, 7/01/21	$840,007	$916,400
Fannie Mae, 2.62%, 5/01/23	287,984	291,720
Fannie Mae, 4%, 9/01/40 - 7/01/43	2,940,545	3,133,448
Fannie Mae, 5.439%, 11/01/15	123,994	123,909
Fannie Mae, 5.09%, 2/01/16	59,426	60,050
Fannie Mae, 5.198%, 2/01/16	79,450	79,662
Fannie Mae, 5.436%, 2/01/16	43,436	43,859
Fannie Mae, 5.282%, 4/01/16	232,455	233,813
Fannie Mae, 5.845%, 6/01/16	9,429	9,566
Fannie Mae, 5.733%, 7/01/16	194,733	199,063
Fannie Mae, 5.93%, 9/01/16	101,274	104,109
Fannie Mae, 5.395%, 12/01/16	98,536	102,903
Fannie Mae, 5.45%, 12/01/16	110,000	113,955
Fannie Mae, 5.05%, 1/01/17 - 8/01/19	114,878	120,805
Fannie Mae, 6.5%, 2/01/17 - 10/01/37	178,360	205,449
Fannie Mae, 1.114%, 2/25/17	1,054,688	1,059,223
Fannie Mae, 5.513%, 4/01/17	44,951	47,811
Fannie Mae, 1.9%, 6/01/17	187,350	189,218
Fannie Mae, 5.458%, 6/01/17	150,780	159,025
Fannie Mae, 5.5%, 8/01/17 - 4/01/40	11,955,877	13,472,759
Fannie Mae, 2.71%, 11/01/17	53,752	55,254
Fannie Mae, 3.347%, 12/01/17	378,424	393,789
Fannie Mae, 6%, 12/01/17 - 6/01/38	866,722	981,589
Fannie Mae, 5.388%, 1/01/18	66,822	69,728
Fannie Mae, 3.8%, 2/01/18	199,051	209,230
Fannie Mae, 3.91%, 2/01/18	135,681	142,687
Fannie Mae, 4%, 3/01/18 - 2/01/45	28,823,281	30,725,168
Fannie Mae, 4.19%, 3/01/18	103,623	110,062
Fannie Mae, 3.99%, 4/01/18	150,000	159,398
Fannie Mae, 5.361%, 6/01/18	335,387	362,257
Fannie Mae, 3.854%, 7/01/18	262,635	278,400
Fannie Mae, 5%, 9/01/18 - 3/01/42	15,104,184	16,706,684
Fannie Mae, 2.578%, 9/25/18	1,415,000	1,459,108
Fannie Mae, 5.1%, 3/01/19	109,612	121,378
Fannie Mae, 5.51%, 3/01/19	110,382	123,573

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.08%, 4/01/19	$22,799	$25,299
Fannie Mae, 4.5%, 6/01/19 - 4/01/44	17,582,420	19,077,071
Fannie Mae, 4.83%, 8/01/19 - 9/01/19	68,760	76,275
Fannie Mae, 4.838%, 8/01/19	77,314	85,824
Fannie Mae, 4.6%, 9/01/19	124,179	136,419
Fannie Mae, 4.67%, 9/01/19	27,688	30,597
Fannie Mae, 4.45%, 10/01/19 - 1/01/21	1,120,268	1,241,512
Fannie Mae, 4.88%, 3/01/20	526,850	568,162
Fannie Mae, 4.14%, 8/01/20	40,841	44,705
Fannie Mae, 5.19%, 9/01/20	98,365	107,180
Fannie Mae, 3.414%, 10/01/20	890,080	947,532
Fannie Mae, 2.41%, 5/01/23	242,285	242,135
Fannie Mae, 2.55%, 5/01/23	209,363	211,133
Fannie Mae, 4.5%, 5/01/25	33,894	36,335
Fannie Mae, 3%, 3/01/27 - 4/01/30	2,655,010	2,760,106
Fannie Mae, 2.5%, 5/01/30	6,352,093	6,459,261
Fannie Mae, 3.5%, 1/01/42 - 6/01/43	4,064,985	4,226,259
Fannie Mae, 3.5%, 4/01/43	1,063,231	1,105,353
Fannie Mae, TBA, 3%, 9/01/30 - 9/01/45	19,641,273	20,236,354
Fannie Mae, TBA, 3.5%, 9/01/45	12,875,000	13,354,895
Freddie Mac, 4%, 4/01/44 - 9/01/44	5,455,616	5,798,507
Freddie Mac, 1.655%, 11/25/16	1,276,371	1,284,564
Freddie Mac, 6%, 8/01/17 - 10/01/38	1,169,370	1,331,923
Freddie Mac, 1.426%, 8/25/17	1,656,000	1,666,830
Freddie Mac, 5%, 10/01/17 - 6/01/40	519,415	559,724
Freddie Mac, 3.882%, 11/25/17	1,974,000	2,075,777
Freddie Mac, 3.154%, 2/25/18	620,600	646,386
Freddie Mac, 2.699%, 5/25/18	2,460,000	2,538,452
Freddie Mac, 2.412%, 8/25/18	2,952,000	3,033,894
Freddie Mac, 2.303%, 9/25/18	1,515,000	1,550,180
Freddie Mac, 2.323%, 10/25/18	1,765,000	1,807,115
Freddie Mac, 1.72%, 1/25/19	1,500,000	1,505,451
Freddie Mac, 2.13%, 1/25/19	1,750,000	1,781,176
Freddie Mac, 2.086%, 3/25/19	1,400,000	1,419,982
Freddie Mac, 5.085%, 3/25/19	2,160,000	2,404,536
Freddie Mac, 1.883%, 5/25/19	1,000,000	1,008,708
Freddie Mac, 2.456%, 8/25/19	2,109,000	2,171,606
Freddie Mac, 4.186%, 8/25/19	1,484,668	1,613,739
Freddie Mac, 4.251%, 1/25/20	400,000	437,587
Freddie Mac, 4.224%, 3/25/20	320,000	350,403
Freddie Mac, 2.757%, 5/25/20	167,244	171,863
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	827,214	865,753
Freddie Mac, 3.808%, 8/25/20	806,000	871,168

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.034%, 10/25/20	$505,000	$527,961
Freddie Mac, 2.856%, 1/25/21	1,434,000	1,488,558
Freddie Mac, 2.791%, 1/25/22	2,010,000	2,064,961
Freddie Mac, 2.682%, 10/25/22	1,626,000	1,644,223
Freddie Mac, 2.51%, 11/25/22	1,821,000	1,819,319
Freddie Mac, 3.25%, 4/25/23	1,700,000	1,773,821
Freddie Mac, 3.3%, 4/25/23	1,045,940	1,093,783
Freddie Mac, 3.06%, 7/25/23	330,000	338,957
Freddie Mac, 3.458%, 8/25/23	675,000	710,928
Freddie Mac, 4.5%, 9/01/24 - 6/01/41	1,675,186	1,820,725
Freddie Mac, 5.5%, 10/01/24 - 6/01/41	1,685,729	1,879,684
Freddie Mac, 2.67%, 12/25/24	2,555,000	2,518,218
Freddie Mac, 2.811%, 1/25/25	2,125,000	2,111,406
Freddie Mac, 3.329%, 5/25/25	2,546,000	2,640,691
Freddie Mac, 4%, 7/01/25 - 11/01/43	1,033,138	1,097,778
Freddie Mac, 2.5%, 5/01/28 - 7/01/28	7,364,242	7,548,578
Freddie Mac, 6.5%, 5/01/37 - 2/01/38	57,827	67,264
Freddie Mac, 3.5%, 12/01/41 - 7/01/43	6,236,700	6,485,072
Freddie Mac, 3%, 4/01/43 - 5/01/43	4,349,329	4,385,966
Freddie Mac, TBA, 3%, 10/01/30	9,663,000	9,996,900
Freddie Mac, TBA, 4.5%, 9/01/45	5,746,485	6,218,325
Freddie Mac, TBA, 3.5%, 10/01/45	4,215,000	4,352,688
Ginnie Mae, 3%, 2/15/43	277,887	283,686
Ginnie Mae, 5.5%, 5/15/33 - 1/20/42	608,930	693,843
Ginnie Mae, 4.5%, 7/20/33 - 11/20/44	5,688,056	6,147,940
Ginnie Mae, 4%, 10/15/39 - 1/20/45	10,888,078	11,563,042
Ginnie Mae, 3.5%, 12/15/41 - 6/20/43	5,988,068	6,270,297
Ginnie Mae, 3%, 7/20/43	2,033,306	2,073,338
Ginnie Mae, 5.612%, 4/20/58	37,359	37,962
Ginnie Mae, 6.357%, 4/20/58	25,469	26,534
Ginnie Mae, TBA, 3.5%, 9/01/45 - 10/01/45	15,463,000	16,099,113

		$286,214,344
Municipals - 0.1%
New York Dormitory Authority Rev., State Personal Income Tax (General Purpose), “E”, 5%, 2/15/24	$1,740,000	$2,099,884

Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/29 (n)	$2,857,000	$2,789,383

Network & Telecom - 0.3%
Colombia Telecomunicaciones S.A., 8.5% to 3/30/20, FRN to 12/29/49 (n)	$3,023,000	$3,034,336
Columbus International, Inc., 7.375%, 3/30/21 (n)	2,592,000	2,728,080

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - continued
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22 (n)	$3,437,000	$3,462,778

		$9,225,194
Oil Services - 0.2%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$4,226,941	$2,409,356
QGOG Constellation S.A., 6.25%, 11/09/19 (n)	4,900,000	2,695,000

		$5,104,356
Other Banks & Diversified Financials - 0.4%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)	$2,760,000	$2,898,000
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)	4,079,000	3,977,025
BBVA Banco Continental S.A., 5%, 8/26/22 (n)	1,265,000	1,301,369
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)	1,770,000	1,900,537
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	1,788,000	1,936,404
Industrial Senior Trust Co., 5.5%, 11/01/22 (n)	2,082,000	1,970,613

		$13,983,948
Retailers - 0.2%
Cencosud S.A., 4.875%, 1/20/23 (n)	$3,733,000	$3,695,117
Cencosud S.A., 5.15%, 2/12/25 (n)	1,744,000	1,742,741
S.A.C.I. Falabella, 4.375%, 1/27/25 (n)	979,000	971,279

		$6,409,137
Specialty Chemicals - 0.1%
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)	$3,247,000	$2,881,713

Supranational - 0.0%
Inter-American Development Bank, 4.375%, 1/24/44	$511,000	$612,378

Telecommunications - Wireless - 0.6%
America Movil S.A.B. de C.V., 5%, 3/30/20	$877,000	$964,788
Bharti Airtel Ltd., 4.375%, 6/10/25 (z)	2,703,000	2,691,812
Comcel Trust, 6.875%, 2/06/24 (n)	2,895,000	2,974,612
Digicel Group Ltd., 6%, 4/15/21 (n)	2,253,000	2,063,320
Digicel Group Ltd., 6.75%, 3/01/23	2,373,000	2,177,227
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)	2,419,000	2,316,193
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)	2,582,000	2,570,381
MTS International Funding Ltd., 5%, 5/30/23 (n)	2,819,000	2,452,530

		$18,210,863
Telephone Services - 0.2%
B Communications Ltd., 7.375%, 2/15/21 (n)	$6,602,000	$7,064,140

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Transportation - Services - 0.2%
HPHT Finance (15) Ltd., 2.875%, 3/17/20 (n)	$5,862,000	$5,816,247

U.S. Government Agencies and Equivalents - 1.1%
Aid-Egypt, 4.45%, 9/15/15	$170,000	$170,241
Aid-Tunisia, 2.452%, 7/24/21	728,000	745,270
Aid-Ukraine, 1.844%, 5/16/19	1,290,000	1,298,849
Aid-Ukraine, 1.847%, 5/29/20	1,680,000	1,693,326
Fannie Mae, 1.125%, 4/27/17	5,500,000	5,546,580
Fannie Mae, 0.875%, 5/21/18	4,000,000	3,975,264
Fannie Mae, 1.75%, 11/26/19	4,750,000	4,791,762
Fannie Mae, 1.625%, 1/21/20	7,500,000	7,522,815
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	987,000	1,000,980
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	1,108,000	1,143,668
Private Export Funding Corp., 2.25%, 3/15/20	419,000	424,214
Private Export Funding Corp., 2.3%, 9/15/20	2,000,000	2,018,550
Private Export Funding Corp., 1.875%, 7/15/18	850,000	861,586
Small Business Administration, 6.34%, 5/01/21	47,614	51,764
Small Business Administration, 6.07%, 3/01/22	44,108	47,931
Small Business Administration, 5.16%, 2/01/28	138,191	153,078
Small Business Administration, 2.21%, 2/01/33	353,432	347,478
Small Business Administration, 2.22%, 3/01/33	698,085	691,469
Small Business Administration, 3.15%, 7/01/33	738,895	765,663
Small Business Administration, 3.16%, 8/01/33	838,949	869,997
Small Business Administration, 3.62%, 9/01/33	747,047	793,227
Tennessee Valley Authority, 1.75%, 10/15/18	863,000	876,570

		$35,790,282
U.S. Treasury Obligations - 7.0%
U.S. Treasury Bonds, 9.25%, 2/15/16	$47,000	$48,892
U.S. Treasury Bonds, 6.375%, 8/15/27	106,000	150,898
U.S. Treasury Bonds, 5.25%, 2/15/29	2,965,000	3,918,666
U.S. Treasury Bonds, 4.5%, 2/15/36	2,194,000	2,833,775
U.S. Treasury Bonds, 4.375%, 2/15/38	346,000	438,997
U.S. Treasury Bonds, 4.5%, 8/15/39	11,474,000	14,784,283
U.S. Treasury Bonds, 3.125%, 2/15/43	3,137,900	3,245,276
U.S. Treasury Bonds, 2.875%, 5/15/43	22,065,500	21,740,828
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/24	14,527,564	13,955,541
U.S. Treasury Notes, 0.375%, 2/15/16 (f)	30,815,700	30,829,351
U.S. Treasury Notes, 2.625%, 4/30/16	2,800,000	2,843,095
U.S. Treasury Notes, 0.875%, 12/31/16	23,778,000	23,877,844
U.S. Treasury Notes, 0.75%, 6/30/17	7,470,000	7,475,251
U.S. Treasury Notes, 2.625%, 4/30/18	1,752,000	1,827,168
U.S. Treasury Notes, 2.75%, 2/15/19	2,949,000	3,099,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 3.125%, 5/15/19	$1,116,000	$1,189,092
U.S. Treasury Notes, 1%, 6/30/19	27,606,000	27,268,103
U.S. Treasury Notes, 2.625%, 8/15/20	6,082,000	6,381,429
U.S. Treasury Notes, 2%, 11/30/20	16,044,000	16,322,267
U.S. Treasury Notes, 3.125%, 5/15/21	9,191,000	9,873,147
U.S. Treasury Notes, 1.75%, 5/15/22	3,949,000	3,909,048
U.S. Treasury Notes, 2.5%, 8/15/23	11,151,000	11,511,813
U.S. Treasury Notes, 2.75%, 2/15/24	7,855,000	8,247,954
U.S. Treasury Notes, 2.5%, 5/15/24	5,176,000	5,323,330

		$221,095,648
Utilities - Electric Power - 0.9%
AES Gener S.A., 5%, 7/14/25 (z)	$4,759,000	$4,834,559
E.CL S.A., 5.625%, 1/15/21	2,177,000	2,371,423
E.CL S.A., 4.5%, 1/29/25 (n)	2,824,000	2,804,684
Empresa Electrica Angamos S.A., 4.875%, 5/25/29 (n)	4,107,000	3,850,313
Empresa Electrica Guacolda S.A., 4.56%, 4/30/25 (z)	6,270,000	6,002,848
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	1,625,000	1,641,166
Greenko Dutch B.V., 8%, 8/01/19 (n)	2,261,000	2,285,871
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/17	481,000	482,372
Transelec S.A., 4.625%, 7/26/23 (n)	2,780,000	2,835,795
Transelec S.A., 4.25%, 1/14/25 (n)	2,631,000	2,616,566

		$29,725,597
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/28 (n)	$3,039,000	$2,879,453
Total Bonds (Identified Cost, $1,054,744,739)		$1,037,074,208

Common Stocks - 35.3%
Airlines - 0.1%
Air Canada (a)	566,276	$4,833,748

Alcoholic Beverages - 0.2%
AmBev S.A., ADR	1,000,563	$5,272,967

Apparel Manufacturers - 0.2%
Li & Fung Ltd.	8,922,000	$5,882,726

Automotive - 0.4%
General Motors Co.	95,592	$2,814,228
Magna International, Inc.	224,422	11,074,397

		$13,888,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Biotechnology - 0.1%
Gilead Sciences, Inc.	34,393	$3,613,673

Broadcasting - 0.2%
ProSiebenSat.1 Media SE	162,692	$7,924,226

Business Services - 0.2%
Ashtead Group PLC	357,092	$5,149,828

Chemicals - 0.7%
LyondellBasell Industries N.V., “A”	197,198	$16,836,765
Yara International ASA	101,743	4,542,109

		$21,378,874
Computer Software - 0.1%
Aspen Technology, Inc. (a)	78,262	$2,963,782

Consumer Products - 0.7%
Procter & Gamble Co.	133,065	$9,403,704
Svenska Cellulosa Aktiebolaget	472,004	13,458,748

		$22,862,452
Electrical Equipment - 0.6%
Siemens AG	177,224	$17,592,209

Electronics - 0.4%
Samsung Electronics Co. Ltd.	8,701	$8,011,320
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	224,621	4,465,466

		$12,476,786
Energy - Independent - 0.6%
EOG Resources, Inc.	52,954	$4,146,828
INPEX Corp.	307,100	3,095,444
Valero Energy Corp.	222,429	13,198,937

		$20,441,209
Energy - Integrated - 1.8%
BP PLC	232,373	$1,274,281
China Petroleum & Chemical Corp.	12,872,000	8,570,205
Exxon Mobil Corp.	83,049	6,248,607
OAO Gazprom, ADR	975,987	4,327,732
Royal Dutch Shell PLC, “A”	762,195	19,755,075
Royal Dutch Shell PLC, “B”	380,119	9,918,293
TOTAL S.A.	183,744	8,413,515

		$58,507,708

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Engineering - Construction - 0.1%
Bouygues	85,446	$3,254,277

Food & Beverages - 1.0%
Bunge Ltd.	76,378	$5,533,586
General Mills, Inc.	230,486	13,082,385
Nestle S.A.	47,734	3,520,855
Tyson Foods, Inc., “A”	236,636	10,004,970

		$32,141,796
Food & Drug Stores - 0.2%
Alimentation Couche-Tard, Inc.	113,177	$4,796,000
Empire Co. Ltd., “A”	41,186	2,759,925

		$7,555,925
Gaming & Lodging - 0.1%
Sands China Ltd.	657,200	$2,281,105

General Merchandise - 0.2%
Target Corp.	84,353	$6,555,072

Health Maintenance Organizations - 0.3%
Anthem, Inc.	57,722	$8,141,688

Insurance - 1.3%
Delta Lloyd N.V.	103,943	$1,104,227
Everest Re Group Ltd.	42,491	7,470,343
MetLife, Inc.	104,014	5,211,101
Prudential Financial, Inc.	136,107	10,983,835
Suncorp Group Ltd.	504,310	4,604,587
Swiss Re Ltd.	60,617	5,207,926
Validus Holdings Ltd.	134,476	5,954,597

		$40,536,616
Major Banks - 0.8%
Banco do Brasil	246,100	$1,209,922
BNP Paribas	49,949	3,153,949
BOC Hong Kong Holdings Ltd.	2,541,000	8,590,164
HSBC Holdings PLC	1,174,712	9,261,808
Toronto-Dominion Bank	99,210	3,957,541

		$26,173,384
Medical & Health Technology & Services - 0.1%
Capital Senior Living Corp. (a)	161,092	$3,357,157

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Metals & Mining - 0.5%
Grupo Mexico S.A.B. de C.V.	527,609	$1,340,516
Rio Tinto PLC	373,164	13,512,636

		$14,853,152
Natural Gas - Distribution - 0.5%
Centrica PLC	1,101,536	$4,072,428
Engie	744,685	13,357,837

		$17,430,265
Other Banks & Diversified Financials - 0.8%
Agricultural Bank of China	5,450,000	$2,201,082
China Construction Bank	13,012,000	9,150,315
DBS Group Holdings Ltd.	833,300	10,488,224
Sberbank of Russia, ADR	647,800	3,110,035

		$24,949,656
Pharmaceuticals - 3.4%
Bayer AG	20,155	$2,735,518
Bristol-Myers Squibb Co.	262,194	15,592,677
Eli Lilly & Co.	120,748	9,943,598
Johnson & Johnson	32,702	3,073,334
Merck & Co., Inc.	327,210	17,620,259
Novartis AG	330,932	32,420,484
Pfizer, Inc.	381,380	12,288,064
Roche Holding AG	31,068	8,484,924
Teva Pharmaceutical Industries Ltd., ADR	97,670	6,290,925

		$108,449,783
Printing & Publishing - 0.1%
RELX N.V.	236,293	$3,641,920

Real Estate - 14.8%
Alexandria Real Estate Equities, Inc., REIT	213,183	$18,331,606
AvalonBay Communities, Inc., REIT	193,783	31,985,822
Big Yellow Group PLC, REIT	483,855	4,990,958
Care Capital Properties, Inc., REIT (a)	97,085	3,086,316
Corporate Office Properties Trust, REIT	673,880	14,171,696
EastGroup Properties, Inc., REIT	74,198	4,006,692
Equity Lifestyle Properties, Inc., REIT	428,105	23,871,135
Federal Realty Investment Trust, REIT	93,403	12,056,459
Gramercy Property Trust, Inc., REIT	513,915	11,362,661
Home Properties, Inc., REIT	97,286	7,219,594
InfraREIT, Inc.	94,581	2,665,293
Medical Properties Trust, Inc., REIT	2,209,737	25,787,631

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - continued
Mid-America Apartment Communities, Inc., REIT	343,740	$27,014,527
National Health Investors, Inc., REIT	218,593	12,044,474
Plum Creek Timber Co. Inc., REIT	562,991	21,669,524
Public Storage, Inc., REIT	193,809	39,007,937
Rexford Industrial Realty, Inc., REIT	1,418,570	18,327,924
Simon Property Group, Inc., REIT	303,416	54,408,557
Starwood Property Trust, Inc., REIT	713,012	15,172,895
Starwood Waypoint Residential Trust, REIT	522,293	12,582,038
Tanger Factory Outlet Centers, Inc., REIT	620,122	19,620,660
Urban Edge Properties, REIT	491,217	10,271,347
Ventas, Inc., REIT	388,338	21,366,357
Vornado Realty Trust, REIT	294,970	25,718,434
Weyerhaeuser Co., REIT	319,999	8,940,772
WP GLIMCHER, Inc., REIT	1,816,168	21,993,794

		$467,675,103
Restaurants - 0.1%
Greggs PLC	166,582	$2,891,974

Specialty Chemicals - 0.4%
Linde AG	13,638	$2,370,571
PTT Global Chemical PLC	6,355,300	10,106,070

		$12,476,641
Telecommunications - Wireless - 0.6%
American Tower Corp., REIT	190,121	$17,527,255

Telephone Services - 1.3%
Bezeq - The Israel Telecommunication Corp. Ltd.	1,016,312	$1,826,039
British Telecom Group, PLC	2,608,229	17,376,172
Nippon Telegraph & Telephone Corp.	101,200	3,864,440
TDC A.S.	1,351,773	8,554,072
Verizon Communications, Inc.	194,335	8,941,353

		$40,562,076
Tobacco - 1.5%
Altria Group, Inc.	309,513	$16,583,706
Imperial Tobacco Group PLC	96,247	4,623,886
Japan Tobacco, Inc.	138,800	4,956,775
Philip Morris International, Inc.	147,720	11,788,056
Reynolds American, Inc.	116,223	9,733,676

		$47,686,099

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Trucking - 0.1%
bpost S.A.	66,304	$1,617,522

Utilities - Electric Power - 0.8%
American Electric Power Co., Inc.	324,754	$17,630,895
Endesa S.A.	127,910	2,655,383
Korea Electric Power Corp.	125,349	5,087,087

		$25,373,365
Total Common Stocks (Identified Cost, $1,102,834,922)		$1,117,920,644

Convertible Preferred Stocks - 0.1%
Pharmaceuticals - 0.0%
Allergan PLC, 5.5%	2,070	$2,125,766

Telephone Services - 0.1%
Frontier Communications Corp., 11.125%	24,052	$2,424,442
Total Convertible Preferred Stocks (Identified Cost, $4,466,836)		$4,550,208

Preferred Stocks - 0.1%
Telephone Services - 0.1%
Telecom Italia S.p.A. (Identified Cost, $3,818,043)	3,778,944	$3,788,924

Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.1%
iShares Dow Jones U.S. Real Estate - January 2016 @ $70	3,200	$1,203,200
iShares Dow Jones U.S. Real Estate - December 2015 @ $65	4,000	624,000
iShares Dow Jones U.S. Real Estate - December 2015 @ $68	4,000	944,000
iShares Dow Jones U.S. Real Estate - January 2016 @ $68	4,000	1,044,000
iShares Dow Jones U.S. Real Estate - September 2015 @ $70	4,000	416,000
Total Put Options Purchased (Premiums Paid, $3,680,000)		$4,231,200

Issuer	Shares/Par
Underlying Affiliated Funds - 29.7%
MFS High Yield Pooled Portfolio (Identified Cost, $990,825,435) (v)	103,024,885	$939,586,951

Portfolio of Investments (unaudited) – continued

Money Market Funds - 3.8%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	119,055,612	$119,055,612
Total Investments (Identified Cost, $3,279,425,587)		$3,226,207,747

Other Assets, Less Liabilities - (1.8)%		(57,734,351)
Net Assets - 100.0%		$3,168,473,396

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $314,784,559, representing 9.9% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
AES Gener S.A., 5%, 7/14/25	7/09/15	$4,761,040	$4,834,559
BRF S.A., 2.75%, 6/03/22	5/29/15	906,508	867,326
Bharti Airtel Ltd., 4.375%, 6/10/25	6/03/15	2,684,528	2,691,812
Empresa Electrica Guacolda S.A., 4.56%, 4/30/25	4/23/15	6,266,584	6,002,848
Total Restricted Securities			$14,396,545
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 8/31/15

Forward Foreign Currency Exchange Contracts at 8/31/15

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Goldman Sachs International	797,596	10/09/15	$881,147	$895,516	$14,369

Liability Derivatives
SELL	EUR	UBS AG	6,043,834	10/09/15	$6,613,762	$6,785,831	$(172,069)

Futures Contracts Outstanding at 8/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	22	$3,401,750	December - 2015	$8,860
U.S. Treasury Note 10 yr (Short)	USD	55	6,988,438	December - 2015	1,520
U.S. Ultra Bond (Short)	USD	25	3,960,156	December - 2015	8,897

					$19,277

At August 31, 2015, the fund had other liquid securities with an aggregate value of $267,117 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $2,169,544,540)	$2,167,565,184
Underlying affiliated funds, at value (identified cost, $1,109,881,047)	1,058,642,563
Total investments, at value (identified cost, $3,279,425,587)	$3,226,207,747
Receivables for
Forward foreign currency exchange contracts	14,369
Daily variation margin on open futures contracts	35,640
Investments sold	2,113,370
TBA sale commitments	3,018,113
Fund shares sold	11,943,742
Interest and dividends	12,009,227
Other assets	3,105
Total assets	$3,255,345,313
Liabilities
Payables for
Distributions	$1,045,681
Forward foreign currency exchange contracts	172,069
Investments purchased	5,399,159
TBA purchase commitments	72,527,836
Fund shares reacquired	6,322,668
Payable to affiliates
Investment adviser	195,901
Shareholder servicing costs	950,443
Distribution and service fees	142,520
Payable for independent Trustees’ compensation	3
Accrued expenses and other liabilities	115,637
Total liabilities	$86,871,917
Net assets	$3,168,473,396
Net assets consist of
Paid-in capital	$3,150,648,193
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(53,381,308)
Accumulated net realized gain (loss) on investments and foreign currency	71,306,054
Accumulated distributions in excess of net investment income	(99,543)
Net assets	$3,168,473,396
Shares of beneficial interest outstanding	267,155,089

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,430,588,407	120,602,231	$11.86
Class C	940,080,039	79,294,849	11.86
Class I	779,480,723	65,713,163	11.86
Class R1	1,371,221	115,788	11.84
Class R2	2,107,767	177,785	11.86
Class R3	7,564,989	637,608	11.86
Class R4	5,060,707	426,542	11.86
Class R5	2,219,543	187,123	11.86

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.39 [100 / 95.75 x $11.86]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$18,113,810
Dividends	16,943,232
Dividends from underlying affiliated funds	29,815,044
Foreign taxes withheld	(105,629)
Total investment income	$64,766,457
Expenses
Management fee	$10,319,776
Distribution and service fees	6,506,642
Shareholder servicing costs	1,437,492
Administrative services fee	252,503
Independent Trustees’ compensation	22,863
Custodian fee	125,965
Shareholder communications	78,289
Audit and tax fees	32,787
Legal fees	9,845
Miscellaneous	178,594
Total expenses	$18,964,756
Fees paid indirectly	(85)
Reduction of expenses by investment adviser and distributor	(716,246)
Net expenses	$18,248,425
Net investment income	$46,518,032
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$83,406,184
Underlying affiliated funds	(1,504,677)
Capital gain distributions from underlying affiliated funds	669,112
Futures contracts	(321,234)
Swap agreements	(455,505)
Foreign currency	54,215
Net realized gain (loss) on investments and foreign currency	$81,848,095
Change in unrealized appreciation (depreciation)
Investments (net of $763,383 decrease in deferred country tax)	$(270,379,526)
Futures contracts	19,277
Swap agreements	174,246
Translation of assets and liabilities in foreign currencies	(182,523)
Net unrealized gain (loss) on investments and foreign currency translation	$(270,368,526)
Net realized and unrealized gain (loss) on investments and foreign currency	$(188,520,431)
Change in net assets from operations	$(142,002,399)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	8/31/15	2/28/15
Change in net assets	(unaudited)
From operations
Net investment income	$46,518,032	$60,267,245
Net realized gain (loss) on investments and foreign currency	81,848,095	70,289,537
Net unrealized gain (loss) on investments and foreign currency translation	(270,368,526)	73,211,220
Change in net assets from operations	$(142,002,399)	$203,768,002
Distributions declared to shareholders
From net investment income	$(44,004,217)	$(64,653,346)
From net realized gain on investments	(33,967,424)	(46,618,138)
Total distributions declared to shareholders	$(77,971,641)	$(111,271,484)
Change in net assets from fund share transactions	$454,286,874	$756,034,054
Total change in net assets	$234,312,834	$848,530,572
Net assets
At beginning of period	2,934,160,562	2,085,629,990
At end of period (including accumulated distributions in excess of net investment income of $99,543 and $2,613,358, respectively)	$3,168,473,396	$2,934,160,562

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/15		Years ended 2/28, 2/29
Class A			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.70		$12.21	$11.82	$11.05	$10.79	$9.60
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.34	$0.34	$0.33	$0.34	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	(0.72)		0.75	0.57	0.82	0.30	1.23
Total from investment operations	$(0.53)		$1.09	$0.91	$1.15	$0.64	$1.63
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.35)	$(0.37)	$(0.38)	$(0.44)
From net realized gain on investments	(0.13)		(0.24)	(0.17)	(0.01)	—	—
Total distributions declared to shareholders	$(0.31)		$(0.60)	$(0.52)	$(0.38)	$(0.38)	$(0.44)
Net asset value, end of period (x)	$11.86		$12.70	$12.21	$11.82	$11.05	$10.79
Total return (%) (r)(s)(t)(x)	(4.23	)(n)	9.09	7.87	10.56	6.09	17.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)(h)	1.06 (h)	1.07 (h)	1.08	1.10	1.15
Expenses after expense reductions (f)	0.99	(a)(h)	1.03 (h)	1.06 (h)	1.08	1.10	1.06
Net investment income	3.09	(a)	2.70	2.83	2.86	3.18	3.95
Portfolio turnover	38	(n)	48	63	64	64	59
Net assets at end of period (000 omitted)	$1,430,588		$1,334,418	$1,071,400	$797,338	$447,034	$257,247

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28, 2/29
Class C			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.70		$12.20	$11.82	$11.04	$10.78	$9.59
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.24	$0.25	$0.24	$0.26	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	(0.72)		0.77	0.56	0.83	0.30	1.22
Total from investment operations	$(0.57)		$1.01	$0.81	$1.07	$0.56	$1.55
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.27)	$(0.26)	$(0.28)	$(0.30)	$(0.36)
From net realized gain on investments	(0.13)		(0.24)	(0.17)	(0.01)	—	—
Total distributions declared to shareholders	$(0.27)		$(0.51)	$(0.43)	$(0.29)	$(0.30)	$(0.36)
Net asset value, end of period (x)	$11.86		$12.70	$12.20	$11.82	$11.04	$10.78
Total return (%) (r)(s)(t)(x)	(4.59	)(n)	8.36	6.97	9.84	5.31	16.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)(h)	1.81 (h)	1.82 (h)	1.83	1.85	1.90
Expenses after expense reductions (f)	1.74	(a)(h)	1.78 (h)	1.81 (h)	1.83	1.85	1.81
Net investment income	2.34	(a)	1.96	2.08	2.11	2.43	3.20
Portfolio turnover	38	(n)	48	63	64	64	59
Net assets at end of period (000 omitted)	$940,080		$859,969	$630,810	$466,361	$238,332	$138,344

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28, 2/29
Class I			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.70		$12.21	$11.82	$11.05	$10.79	$9.60
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.37	$0.37	$0.35	$0.36	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	(0.72)		0.75	0.57	0.83	0.30	1.25
Total from investment operations	$(0.51)		$1.12	$0.94	$1.18	$0.66	$1.66
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.39)	$(0.38)	$(0.40)	$(0.40)	$(0.47)
From net realized gain on investments	(0.13)		(0.24)	(0.17)	(0.01)	—	—
Total distributions declared to shareholders	$(0.33)		$(0.63)	$(0.55)	$(0.41)	$(0.40)	$(0.47)
Net asset value, end of period (x)	$11.86		$12.70	$12.21	$11.82	$11.05	$10.79
Total return (%) (r)(s)(x)	(4.10	)(n)	9.36	8.14	10.83	6.35	17.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)(h)	0.81 (h)	0.82 (h)	0.83	0.85	0.89
Expenses after expense reductions (f)	0.74	(a)(h)	0.78 (h)	0.81 (h)	0.83	0.85	0.83
Net investment income	3.34	(a)	2.97	3.08	3.09	3.43	3.94
Portfolio turnover	38	(n)	48	63	64	64	59
Net assets at end of period (000 omitted)	$779,481		$721,242	$371,274	$280,443	$96,323	$30,993

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28, 2/29
Class R1			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.68		$12.20	$11.81	$11.04	$10.78	$9.59
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.24	$0.25	$0.23	$0.26	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	(0.72)		0.75	0.57	0.83	0.30	1.21
Total from investment operations	$(0.57)		$0.99	$0.82	$1.06	$0.56	$1.55
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.27)	$(0.26)	$(0.28)	$(0.30)	$(0.36)
From net realized gain on investments	(0.13)		(0.24)	(0.17)	(0.01)	—	—
Total distributions declared to shareholders	$(0.27)		$(0.51)	$(0.43)	$(0.29)	$(0.30)	$(0.36)
Net asset value, end of period (x)	$11.84		$12.68	$12.20	$11.81	$11.04	$10.78
Total return (%) (r)(s)(x)	(4.60	)(n)	8.20	7.06	9.75	5.31	16.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)(h)	1.81 (h)	1.82 (h)	1.84	1.85	1.90
Expenses after expense reductions (f)	1.74	(a)(h)	1.78 (h)	1.81 (h)	1.84	1.85	1.80
Net investment income	2.35	(a)	1.95	2.11	2.04	2.44	3.32
Portfolio turnover	38	(n)	48	63	64	64	59
Net assets at end of period (000 omitted)	$1,371		$918	$775	$375	$142	$126

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28, 2/29
Class R2			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.70		$12.20	$11.82	$11.04	$10.78	$9.59
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.31	$0.31	$0.30	$0.31	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	(0.72)		0.76	0.56	0.83	0.30	1.21
Total from investment operations	$(0.54)		$1.07	$0.87	$1.13	$0.61	$1.60
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.33)	$(0.32)	$(0.34)	$(0.35)	$(0.41)
From net realized gain on investments	(0.13)		(0.24)	(0.17)	(0.01)	—	—
Total distributions declared to shareholders	$(0.30)		$(0.57)	$(0.49)	$(0.35)	$(0.35)	$(0.41)
Net asset value, end of period (x)	$11.86		$12.70	$12.20	$11.82	$11.04	$10.78
Total return (%) (r)(s)(x)	(4.35	)(n)	8.90	7.51	10.39	5.83	17.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.29	(a)(h)	1.31 (h)	1.32 (h)	1.34	1.35	1.40
Expenses after expense reductions (f)	1.24	(a)(h)	1.28 (h)	1.31 (h)	1.34	1.35	1.30
Net investment income	2.85	(a)	2.47	2.59	2.59	2.93	3.83
Portfolio turnover	38	(n)	48	63	64	64	59
Net assets at end of period (000 omitted)	$2,108		$2,113	$1,180	$702	$212	$125

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28, 2/29
Class R3			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.71		$12.21	$11.83	$11.05	$10.79	$9.59
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.34	$0.34	$0.31	$0.34	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	(0.73)		0.76	0.56	0.85	0.30	1.23
Total from investment operations	$(0.54)		$1.10	$0.90	$1.16	$0.64	$1.64
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.35)	$(0.37)	$(0.38)	$(0.44)
From net realized gain on investments	(0.13)		(0.24)	(0.17)	(0.01)	—	—
Total distributions declared to shareholders	$(0.31)		$(0.60)	$(0.52)	$(0.38)	$(0.38)	$(0.44)
Net asset value, end of period (x)	$11.86		$12.71	$12.21	$11.83	$11.05	$10.79
Total return (%) (r)(s)(x)	(4.30	)(n)	9.17	7.77	10.65	6.09	17.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)(h)	1.06 (h)	1.07 (h)	1.10	1.10	1.15
Expenses after expense reductions (f)	0.99	(a)(h)	1.03 (h)	1.06 (h)	1.10	1.10	1.06
Net investment income	3.10	(a)	2.70	2.84	2.70	3.17	3.99
Portfolio turnover	38	(n)	48	63	64	64	59
Net assets at end of period (000 omitted)	$7,565		$7,995	$5,256	$2,783	$186	$185

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28, 2/29
Class R4			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$12.71		$12.21	$11.82	$11.05	$10.79	$9.59
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.37	$0.37	$0.36	$0.36	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	(0.73)		0.76	0.57	0.82	0.30	1.23
Total from investment operations	$(0.52)		$1.13	$0.94	$1.18	$0.66	$1.67
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.39)	$(0.38)	$(0.40)	$(0.40)	$(0.47)
From net realized gain on investments	(0.13)		(0.24)	(0.17)	(0.01)	—	—
Total distributions declared to shareholders	$(0.33)		$(0.63)	$(0.55)	$(0.41)	$(0.40)	$(0.47)
Net asset value, end of period (x)	$11.86		$12.71	$12.21	$11.82	$11.05	$10.79
Total return (%) (r)(s)(x)	(4.18	)(n)	9.44	8.13	10.83	6.35	17.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)(h)	0.81 (h)	0.82 (h)	0.84	0.85	0.90
Expenses after expense reductions (f)	0.74	(a)(h)	0.78 (h)	0.81 (h)	0.84	0.85	0.80
Net investment income	3.35	(a)	2.96	3.08	3.12	3.40	4.32
Portfolio turnover	38	(n)	48	63	64	64	59
Net assets at end of period (000 omitted)	$5,061		$4,936	$2,834	$1,159	$546	$127

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28
Class R5			2015	2014	2013 (i)
	(unaudited)
Net asset value, beginning of period	$12.70		$12.21	$11.82	$11.16
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.38	$0.38	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	(0.73)		0.75	0.57	0.75
Total from investment operations	$(0.51)		$1.13	$0.95	$0.94
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)	$(0.39)	$(0.27)
From net realized gain on investments	(0.13)		(0.24)	(0.17)	(0.01)
Total distributions declared to shareholders	$(0.33)		$(0.64)	$(0.56)	$(0.28)
Net asset value, end of period (x)	$11.86		$12.70	$12.21	$11.82
Total return (%) (r)(s)(x)	(4.06	)(n)	9.46	8.23	8.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)(h)	0.72 (h)	0.73 (h)	0.79	(a)
Expenses after expense reductions (f)	0.66	(a)(h)	0.69 (h)	0.72 (h)	0.79	(a)
Net investment income	3.47	(a)	3.05	3.18	2.48	(a)
Portfolio turnover	38	(n)	48	63	64
Net assets at end of period (000 omitted)	$2,220		$2,569	$2,101	$1,393

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class’s inception, July 2, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Diversified Income Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still

Notes to Financial Statements (unaudited) – continued

evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from

Notes to Financial Statements (unaudited) – continued

third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$747,709,684	$—	$—	$747,709,684
United Kingdom	—	92,827,339	—	92,827,339
Switzerland	49,634,189	—	—	49,634,189
Germany	30,622,524	—	—	30,622,524
France	28,179,578	—	—	28,179,578
Canada	27,421,611	—	—	27,421,611
China	19,921,602	—	—	19,921,602
Hong Kong	16,753,995	—	—	16,753,995
Sweden	13,458,748	—	—	13,458,748
Other Countries	96,523,939	7,437,767	—	103,961,706
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	259,782,012	—	259,782,012
Non-U.S. Sovereign Debt	—	250,430,662	—	250,430,662
Municipal Bonds	—	2,099,884	—	2,099,884
U.S. Corporate Bonds	—	3,904,771	—	3,904,771
Residential Mortgage-Backed Securities	—	286,214,343	—	286,214,343
Commercial Mortgage-Backed Securities	—	18,260,826	—	18,260,826
Asset-Backed Securities (including CDOs)	—	1,595,659	—	1,595,659
Foreign Bonds	—	214,505,455	280,596	214,786,051
Mutual Funds	1,058,642,563	—	—	1,058,642,563
Total Investments	$2,088,868,433	$1,137,058,718	$280,596	$3,226,207,747

Other Financial Instruments
Futures Contracts	$19,277	$—	$—	$19,277
Forward Foreign Currency Exchange Contracts	—	(157,700)	—	(157,700)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $4,990,958 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Foreign Bonds
Balance as of 2/28/15	$—
Transfers into level 3	280,596
Balance as of 8/31/15	$280,596

The net change in unrealized appreciation (depreciation) from investments held as level 3 at August 31, 2015 is $280,596. At August 31, 2015, the fund held one level 3 security.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$19,277	$—
Foreign Exchange	Forward Foreign Currency Exchange	14,369	(172,069)
Equity	Purchased Equity Options	4,231,200	—
Total		$4,264,846	$(172,069)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$(321,234)	$—	$—	$—
Foreign Exchange	—	—	(4,396)	—
Equity	—	—	—	(1,990,164)
Credit	—	(455,505)	—	—
Total	$(321,234)	$(455,505)	$(4,396)	$(1,990,164)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended August 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$19,277	$—	$—	$—
Foreign Exchange	—	—	(157,700)	—
Equity	—	—	—	2,203,760
Credit	—	174,246	—	—
Total	$19,277	$174,246	$(157,700)	$2,203,760

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The

Notes to Financial Statements (unaudited) – continued

ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency

Notes to Financial Statements (unaudited) – continued

exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the

Notes to Financial Statements (unaudited) – continued

ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return

Notes to Financial Statements (unaudited) – continued

upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At August 31, 2015, there were no securities on loan or collateral outstanding.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal

Notes to Financial Statements (unaudited) – continued

payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due

Notes to Financial Statements (unaudited) – continued

and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase (sale) commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the

Notes to Financial Statements (unaudited) – continued

custodian by the fund. The amount of the credit, for the six months ended August 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/28/15
Ordinary income (including any short-term capital gains)	$71,281,527
Long-term capital gains	39,989,957
Total distributions	$111,271,484

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/15
Cost of investments	$3,293,010,262
Gross appreciation	79,405,927
Gross depreciation	(146,208,442)
Net unrealized appreciation (depreciation)	$(66,802,515)

As of 2/28/15
Undistributed ordinary income	9,746,612
Undistributed long-term capital gain	27,839,196
Other temporary differences	(5,692,840)
Net unrealized appreciation (depreciation)	205,832,423

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 8/31/15	Year ended 2/28/15	Six months ended 8/31/15	Year ended 2/28/15
Class A	$21,050,363	$33,377,673	$15,372,021	$22,438,068
Class C	10,202,953	15,205,420	10,052,231	13,915,386
Class I	12,459,143	15,621,478	8,328,810	9,966,893
Class R1	12,285	15,795	12,917	14,307
Class R2	29,244	43,068	22,544	34,394
Class R3	117,109	203,032	83,235	136,648
Class R4	86,497	110,658	57,393	68,838
Class R5	46,623	76,222	38,273	43,604
Total	$44,004,217	$64,653,346	$33,967,424	$46,618,138

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

Prior to August 1, 2015, the investment adviser had agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $1.5 billion up to

Notes to Financial Statements (unaudited) – continued

$2.5 billion, 0.55% of average daily net assets in excess of $2.5 billion up to $5 billion, and 0.50% of average daily net assets in excess of $5 billion. This written agreement terminated on July 31, 2015. For the period March 1, 2015 through July 31, 2015, the management fee reduction amounted to $480,190, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2015, the investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $1 billion up to $2.5 billion, 0.55% of average daily net assets in excess of $2.5 billion up to $5 billion, and 0.50% of average daily net assets in excess of $5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2017. For the period August 1, 2015 through August 31, 2015, this management fee reduction amounted to $125,366, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended August 31, 2015, this management fee reduction amounted to $108,455, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2015 was equivalent to an annual effective rate of 0.61% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class C	Class I	Class R1	Class R2	Class R3	Class R4	Class R5
1.10%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.79%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2017. For the six months ended August 31, 2015, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $272,192 for the six months ended August 31, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,801,095
Class C	0.75%	0.25%	1.00%	1.00%	4,684,439
Class R1	0.75%	0.25%	1.00%	1.00%	5,615
Class R2	0.25%	0.25%	0.50%	0.50%	5,472
Class R3	—	0.25%	0.25%	0.25%	10,021
Total Distribution and Service Fees					$6,506,642

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended August 31, 2015, this rebate amounted to $2,232 and $3 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2015, were as follows:

Amount
Class A	$9,058
Class C	66,727

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2015, the fee was $105,252, which equated to 0.0066% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended August 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,332,240.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2015 was equivalent to an annual effective rate of 0.0159% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For six months ended August 31, 2015, the fee paid by the fund under this agreement was $3,558 and is included in “Miscellaneous” expense in the Statement of Operations MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio. The High Yield Pooled Portfolio is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The High Yield Pooled Portfolio is designed to be used by MFS funds to invest in a particular security type rather than invest in the security type directly. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. The High Yield Pooled Portfolio does not pay a management fee, distribution and/or service fee, or sales charge.

(4) Portfolio Securities

For the six months ended August 31, 2015, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$406,875,236	$351,761,023
Investments (non-U.S. Government securities)	$1,164,149,392	$815,232,299

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/15		Year ended 2/28/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	24,236,414	$303,230,618	34,507,940	$432,266,434
Class C	15,343,563	192,286,398	21,725,114	272,221,470
Class I	16,604,222	207,823,890	33,608,562	422,190,961
Class R1	44,673	555,172	71,024	890,139
Class R2	23,972	301,496	95,223	1,192,217
Class R3	95,747	1,203,005	280,774	3,503,206
Class R4	91,848	1,151,718	179,724	2,251,737
Class R5	97,570	1,213,496	57,139	714,463
	56,538,009	$707,765,793	90,525,500	$1,135,230,627

Shares issued to shareholders in reinvestment of distributions
Class A	2,862,981	$35,354,565	4,299,289	$53,842,052
Class C	1,351,109	16,661,168	1,867,725	23,386,098
Class I	1,290,118	15,935,065	1,488,199	18,656,903
Class R1	2,047	25,196	2,392	29,908
Class R2	4,188	51,686	6,184	77,450
Class R3	16,212	200,278	27,106	339,663
Class R4	11,610	143,446	14,313	179,416
Class R5	6,883	84,891	9,565	119,826
	5,545,148	$68,456,295	7,714,773	$96,631,316

Shares reacquired
Class A	(11,543,944)	$(143,010,441)	(21,505,306)	$(269,040,734)
Class C	(5,132,125)	(63,854,886)	(7,548,485)	(94,272,380)
Class I	(8,954,113)	(111,293,380)	(8,728,459)	(109,014,928)
Class R1	(3,348)	(41,614)	(64,568)	(810,152)
Class R2	(16,802)	(210,670)	(31,643)	(395,715)
Class R3	(103,586)	(1,293,330)	(109,025)	(1,366,364)
Class R4	(65,366)	(801,159)	(37,633)	(472,080)
Class R5	(119,593)	(1,429,734)	(36,486)	(455,536)
	(25,938,877)	$(321,935,214)	(38,061,605)	$(475,827,889)

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/15		Year ended 2/28/15
	Shares	Amount	Shares	Amount
Net change
Class A	15,555,451	$195,574,742	17,301,923	$217,067,752
Class C	11,562,547	145,092,680	16,044,354	201,335,188
Class I	8,940,227	112,465,575	26,368,302	331,832,936
Class R1	43,372	538,754	8,848	109,895
Class R2	11,358	142,512	69,764	873,952
Class R3	8,373	109,953	198,855	2,476,505
Class R4	38,092	494,005	156,404	1,959,073
Class R5	(15,140)	(131,347)	30,218	378,753
	36,144,280	$454,286,874	60,178,668	$756,034,054

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2015, the fund’s commitment fee and interest expense were $4,663 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	90,320,953	15,703,766	(2,999,834)	103,024,885
MFS Institutional Money Market Portfolio	127,915,154	444,920,393	(453,779,935)	119,055,612

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(1,504,677)	$669,112	$29,749,376	$939,586,951
MFS Institutional Money Market Portfolio	—	—	65,668	119,055,612

	$(1,504,677)	$ 669,112	$29,815,044	$1,058,642,563

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

Effective May 1, 2011, the Board of Trustees terminated the Fund’s sub-advisory investment agreement among MFS Series Trust XIII, on behalf of the Fund, MFS and Sun Capital Advisers LLC (“Sun Capital”) and MFS assumed responsibility for day-to-day management of the Fund. The Sun Capital portfolio manager who was responsible for the day-to-day management of the Fund became an employee of MFS on or about May 1, 2011 and continues to manage the Fund.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS

Board Review of Investment Advisory Agreement – continued

Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee

Board Review of Investment Advisory Agreement – continued

and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed in writing to reduce its advisory fee rate on the Fund’s average daily net assets over $1 billion, $2.5 billion and $5 billion, which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the

Board Review of Investment Advisory Agreement – continued

Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

August 31, 2015

MFS® GOVERNMENT

SECURITIES FUND

MFG-SEM

MFS® GOVERNMENT SECURITIES FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The U.S. economy bounced back after another harsh winter curtailed domestic consumption. Despite strengthening labor and housing markets, however, a stronger U.S. dollar and weak overseas demand have held back corporate earnings.

China’s economic growth continues to slow, raising concerns and adding to global market volatility. Commodity exporters, including Australia and Canada, have been hurt by weaker Chinese demand. Global oil markets remain oversupplied, putting pressure on crude oil and gasoline prices.

In Europe, concerns about a potential Greek debt default have faded, and the eurozone’s economy is expanding mildly. Hopes for a more robust regionwide recovery rest on the European Central Bank’s quantitative easing program.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

October 15, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	48.2%
U.S. Treasury Securities	34.7%
U.S. Government Agencies	7.5%
Commercial Mortgage-Backed Securities	3.4%
Investment Grade Corporates	0.6%
Municipal Bonds	0.4%
Asset-Backed Securities	0.3%
Non-U.S. Government Bonds	0.2%
Emerging Markets Bonds	0.1%

Composition including fixed income credit quality (a)(i)
AAA	2.2%
AA	1.2%
A	0.7%
BBB	0.2%
BB	0.2%
B	0.5%
U.S. Government	35.7%
Federal Agencies	55.7%
Not Rated	(1.0)%
Cash & Other	4.6%

Portfolio facts (i)
Average Duration (d)	4.5
Average Effective Maturity (m)	6.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

2

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 8/31/15.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

March 1, 2015 through August 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/15	Ending Account Value 8/31/15	Expenses Paid During Period (p) 3/01/15-8/31/15
A	Actual	0.86%	$1,000.00	$996.95	$4.32
	Hypothetical (h)	0.86%	$1,000.00	$1,020.81	$4.37
B	Actual	1.62%	$1,000.00	$993.20	$8.12
	Hypothetical (h)	1.62%	$1,000.00	$1,016.99	$8.21
C	Actual	1.62%	$1,000.00	$993.24	$8.12
	Hypothetical (h)	1.62%	$1,000.00	$1,016.99	$8.21
I	Actual	0.62%	$1,000.00	$998.19	$3.11
	Hypothetical (h)	0.62%	$1,000.00	$1,022.02	$3.15
R1	Actual	1.62%	$1,000.00	$993.20	$8.12
	Hypothetical (h)	1.62%	$1,000.00	$1,016.99	$8.21
R2	Actual	1.12%	$1,000.00	$995.69	$5.62
	Hypothetical (h)	1.12%	$1,000.00	$1,019.51	$5.69
R3	Actual	0.87%	$1,000.00	$996.95	$4.37
	Hypothetical (h)	0.87%	$1,000.00	$1,020.76	$4.42
R4	Actual	0.62%	$1,000.00	$997.21	$3.11
	Hypothetical (h)	0.62%	$1,000.00	$1,022.02	$3.15
R5	Actual	0.51%	$1,000.00	$997.76	$2.56
	Hypothetical (h)	0.51%	$1,000.00	$1,022.57	$2.59

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.1%
Issuer	Shares/Par	Value ($)

Agency - Other - 4.0%
Financing Corp., 10.7%, 10/06/17	$14,360,000	$17,245,228
Financing Corp., 9.4%, 2/08/18	11,750,000	14,089,907
Financing Corp., 9.8%, 4/06/18	14,975,000	18,327,348
Financing Corp., 10.35%, 8/03/18	15,165,000	19,080,436
Financing Corp., STRIPS, 0%, 11/30/17	18,780,000	18,328,097

		$87,071,016
Asset-Backed & Securitized - 3.6%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$4,260,000	$4,405,044
CNH Equipment Trust, 2015-C, “A2B”, FRN, 0.668%, 12/17/18	3,182,890	3,185,468
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	8,914,532	9,210,147
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48	4,290,000	4,286,315
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/50	5,300,000	5,520,157
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.147%, 9/15/39	4,072,890	4,304,349
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.889%, 6/15/39	4,878,716	5,009,997
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.147%, 9/15/39	4,632,039	4,912,606
Csail Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/57	341,994	345,300
CWCapital Cobalt Ltd., “A4”, FRN, 5.959%, 5/15/46	6,522,483	6,935,617
Ford Credit Floorplan Master Owner Trust, 2015-4, “A2”, FRN, 0.791%, 8/15/20	2,875,000	2,875,256
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/50	5,500,000	5,499,104
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.136%, 2/15/51	280,001	280,133
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.961%, 6/15/49	9,239,502	9,728,105
Morgan Stanley Capital I Trust, “AM”, FRN, 5.865%, 4/15/49	5,336,000	5,541,249
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/48	5,531,348	5,590,450
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/48	2,177,277	2,142,547

		$79,771,844
Automotive - 0.1%
Hyundai Capital America, 2%, 3/19/18 (n)	$3,122,000	$3,105,400

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Local Authorities - 0.5%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$4,855,000	$6,046,466
University of California Limited Project Rev., “J”, 4.131%, 5/15/45	2,750,000	2,605,488
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	2,750,000	3,324,970

		$11,976,924
Mortgage-Backed - 48.1%
Fannie Mae, 4%, 9/01/40 - 7/01/43	$10,361,902	$11,041,652
Fannie Mae, 5.439%, 11/01/15	1,358,969	1,358,036
Fannie Mae, 5.08%, 2/01/16 - 4/01/19	1,851,691	1,946,369
Fannie Mae, 5.198%, 2/01/16	295,099	295,888
Fannie Mae, 5.436%, 2/01/16	1,517,996	1,532,800
Fannie Mae, 5.282%, 4/01/16	980,303	986,030
Fannie Mae, 6.5%, 4/01/16 - 10/01/37	3,852,579	4,467,629
Fannie Mae, 5.733%, 7/01/16	3,115,724	3,185,002
Fannie Mae, 5.09%, 12/01/16	578,426	602,727
Fannie Mae, 5.27%, 12/01/16	608,286	632,208
Fannie Mae, 5.45%, 12/01/16 - 4/01/17	727,673	754,712
Fannie Mae, 5.05%, 1/01/17 - 8/01/19	2,854,862	3,011,643
Fannie Mae, 5.06%, 1/01/17	1,709,952	1,771,538
Fannie Mae, 5.599%, 1/01/17	12,552	12,531
Fannie Mae, 5.3%, 4/01/17	698,207	728,640
Fannie Mae, 5.513%, 4/01/17	976,085	1,038,184
Fannie Mae, 5.38%, 5/01/17	1,846,324	1,935,131
Fannie Mae, 1.9%, 6/01/17	777,503	785,254
Fannie Mae, 5.5%, 8/01/17 - 12/01/38	41,670,712	46,742,586
Fannie Mae, 6%, 8/01/17 - 12/01/37	10,773,342	12,201,062
Fannie Mae, 3.347%, 12/01/17	3,784,241	3,937,886
Fannie Mae, 5.388%, 1/01/18	249,166	260,004
Fannie Mae, 3.8%, 2/01/18	1,634,459	1,718,047
Fannie Mae, 3.91%, 2/01/18	1,627,102	1,711,127
Fannie Mae, 4%, 3/01/18 - 2/01/45	110,315,143	117,616,664
Fannie Mae, 4.19%, 3/01/18	861,953	915,514
Fannie Mae, 3.99%, 4/01/18	1,600,000	1,700,243
Fannie Mae, 5.37%, 5/01/18	1,830,760	2,014,437
Fannie Mae, 5.68%, 6/01/18	1,054,631	1,156,407
Fannie Mae, 2.578%, 9/25/18	9,100,000	9,383,665
Fannie Mae, 5.6%, 1/01/19	1,069,951	1,182,685
Fannie Mae, 5.47%, 2/01/19	365,693	408,144
Fannie Mae, 5.1%, 3/01/19	370,532	410,306
Fannie Mae, 5%, 4/01/19 - 3/01/42	35,170,437	38,659,340

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.28%, 4/01/19	$638,377	$711,362
Fannie Mae, 4.84%, 5/01/19	650,134	716,949
Fannie Mae, 4.5%, 6/01/19 - 4/01/44	75,035,714	81,374,067
Fannie Mae, 4.83%, 8/01/19 - 9/01/19	1,514,691	1,679,906
Fannie Mae, 4.838%, 8/01/19	3,573,676	3,967,044
Fannie Mae, 4.67%, 9/01/19	1,166,858	1,289,448
Fannie Mae, 4.94%, 9/01/19	402,421	447,268
Fannie Mae, 4.88%, 3/01/20	658,464	710,096
Fannie Mae, 4.14%, 8/01/20	1,371,025	1,500,712
Fannie Mae, 5.19%, 9/01/20	1,775,859	1,935,011
Fannie Mae, 2.41%, 5/01/23	1,567,164	1,566,189
Fannie Mae, 2.55%, 5/01/23	1,352,214	1,363,646
Fannie Mae, 2.59%, 5/01/23	855,849	865,132
Fannie Mae, 4.5%, 5/01/25	577,725	619,332
Fannie Mae, 3%, 3/01/27 - 4/01/30	10,215,630	10,626,216
Fannie Mae, 2.5%, 5/01/28 - 5/01/30	6,992,979	7,129,703
Fannie Mae, 3.5%, 1/01/42	5,807,316	6,058,053
Fannie Mae, 3.5%, 4/01/43	9,452,471	9,826,949
Fannie Mae, TBA, 3%, 9/01/30 - 9/01/45	26,103,451	26,883,661
Fannie Mae, TBA, 3.5%, 9/01/45	21,717,000	22,526,466
Freddie Mac, 4%, 4/01/44 - 9/01/44	21,258,049	22,592,254
Freddie Mac, 6.5%, 4/01/16 - 2/01/38	1,096,927	1,275,982
Freddie Mac, 1.655%, 11/25/16	8,862,661	8,919,551
Freddie Mac, 6%, 8/01/17 - 10/01/38	8,766,070	9,907,246
Freddie Mac, 3.882%, 11/25/17	5,323,000	5,597,449
Freddie Mac, 3.154%, 2/25/18	5,061,382	5,271,678
Freddie Mac, 2.412%, 8/25/18	7,256,000	7,457,296
Freddie Mac, 5%, 9/01/18 - 6/01/40	9,527,181	10,427,887
Freddie Mac, 2.303%, 9/25/18	2,438,882	2,495,515
Freddie Mac, 2.323%, 10/25/18	4,783,000	4,897,127
Freddie Mac, 2.13%, 1/25/19	10,400,000	10,585,276
Freddie Mac, 5.085%, 3/25/19	6,865,000	7,642,194
Freddie Mac, 1.883%, 5/25/19	1,100,000	1,109,579
Freddie Mac, 2.456%, 8/25/19	4,923,000	5,069,139
Freddie Mac, 4.186%, 8/25/19	2,800,000	3,043,421
Freddie Mac, 4.251%, 1/25/20	3,106,000	3,397,865
Freddie Mac, 2.313%, 3/25/20	6,978,000	7,102,983
Freddie Mac, 4.224%, 3/25/20	4,281,146	4,687,893
Freddie Mac, 2.757%, 5/25/20	4,414,253	4,536,144
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	9,028,218	9,412,988
Freddie Mac, 3.808%, 8/25/20	2,877,000	3,109,617
Freddie Mac, 3.034%, 10/25/20	3,117,000	3,258,721
Freddie Mac, 2.856%, 1/25/21	4,724,000	4,903,729

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 5.5%, 4/01/21 - 1/01/38	$11,090,015	$12,366,108
Freddie Mac, 2.791%, 1/25/22	6,917,000	7,106,138
Freddie Mac, 2.682%, 10/25/22	2,394,000	2,420,830
Freddie Mac, 4.5%, 11/01/22 - 6/01/41	9,318,565	10,089,983
Freddie Mac, 2.51%, 11/25/22	6,640,000	6,633,871
Freddie Mac, 3.25%, 4/25/23	9,000,000	9,390,816
Freddie Mac, 3.3%, 4/25/23	4,629,861	4,841,640
Freddie Mac, 3.06%, 7/25/23	2,074,000	2,130,290
Freddie Mac, 3.458%, 8/25/23	4,600,000	4,844,840
Freddie Mac, 2.67%, 12/25/24	10,788,000	10,632,696
Freddie Mac, 2.811%, 1/25/25	9,000,000	8,942,427
Freddie Mac, 3.329%, 5/25/25	9,024,000	9,359,621
Freddie Mac, 4%, 7/01/25 - 11/01/43	8,891,382	9,458,347
Freddie Mac, 2.5%, 2/01/28 - 7/01/28	43,581,894	44,673,218
Freddie Mac, 3.5%, 12/01/41 - 3/01/43	49,204,910	51,152,454
Freddie Mac, 3%, 4/01/43 - 5/01/43	25,417,113	25,631,494
Freddie Mac, TBA, 3%, 10/01/30	35,583,000	36,812,552
Freddie Mac, TBA, 4.5%, 9/01/45	9,225,538	9,983,041
Freddie Mac, TBA, 3.5%, 10/01/45	15,071,000	15,563,313
Ginnie Mae, 5.5%, 3/15/33 - 1/20/42	8,631,116	9,811,665
Ginnie Mae, 4.5%, 7/20/33 - 9/20/41	21,563,409	23,559,676
Ginnie Mae, 4%, 10/15/39 - 1/20/45	41,980,344	44,595,985
Ginnie Mae, 3.5%, 12/15/41 - 7/20/43	37,378,067	39,128,958
Ginnie Mae, 3%, 7/20/43	11,836,895	12,069,938
Ginnie Mae, 5.612%, 4/20/58	1,394,387	1,416,873
Ginnie Mae, 6.357%, 4/20/58	603,338	628,574
Ginnie Mae, TBA, 3.5%, 9/01/45 - 10/01/45	32,132,000	33,426,720

		$1,051,274,903
Municipals - 0.4%
New York Dormitory Authority Rev., State Personal Income Tax (General Purpose), “E”, 5%, 2/15/24	$7,575,000	$9,141,737

Supranational - 0.2%
Inter-American Development Bank, 4.375%, 1/24/44	$2,796,000	$3,350,701

U.S. Government Agencies and Equivalents - 3.5%
Aid-Egypt, 4.45%, 9/15/15	$6,204,000	$6,212,785
Aid-Tunisia, 2.452%, 7/24/21	4,063,000	4,159,382
Aid-Ukraine, 1.844%, 5/16/19	7,271,000	7,320,879
Aid-Ukraine, 1.847%, 5/29/20	3,250,000	3,275,779
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	5,532,000	5,610,355
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	6,688,000	6,903,293

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Private Export Funding Corp., 2.25%, 3/15/20	$1,681,000	$1,701,918
Private Export Funding Corp., 2.3%, 9/15/20	4,100,000	4,138,028
Private Export Funding Corp., 1.875%, 7/15/18	5,330,000	5,402,653
Small Business Administration, 6.35%, 4/01/21	291,980	316,467
Small Business Administration, 6.34%, 5/01/21	309,493	336,464
Small Business Administration, 6.44%, 6/01/21	298,938	326,257
Small Business Administration, 6.625%, 7/01/21	266,640	292,227
Small Business Administration, 6.07%, 3/01/22	320,095	347,844
Small Business Administration, 4.98%, 11/01/23	482,829	526,511
Small Business Administration, 4.89%, 12/01/23	1,111,658	1,200,404
Small Business Administration, 4.77%, 4/01/24	1,091,611	1,164,578
Small Business Administration, 5.52%, 6/01/24	634,265	694,780
Small Business Administration, 4.99%, 9/01/24	1,047,551	1,131,050
Small Business Administration, 4.86%, 10/01/24	715,787	765,466
Small Business Administration, 4.86%, 1/01/25	1,165,265	1,244,793
Small Business Administration, 5.11%, 4/01/25	1,099,035	1,186,796
Small Business Administration, 2.21%, 2/01/33	2,812,590	2,765,208
Small Business Administration, 2.22%, 3/01/33	5,323,446	5,272,998
Small Business Administration, 3.15%, 7/01/33	4,626,996	4,794,616
Small Business Administration, 3.16%, 8/01/33	1,677,898	1,739,993
Small Business Administration, 3.62%, 9/01/33	1,867,618	1,983,069
Tennessee Valley Authority, 1.75%, 10/15/18	4,231,000	4,297,528
U.S. Department of Housing & Urban Development, 6.36%, 8/01/16	170,000	171,399
U.S. Department of Housing & Urban Development, 6.59%, 8/01/16	138,000	141,584

		$75,425,104
U.S. Treasury Obligations - 35.6%
U.S. Treasury Bonds, 7.5%, 11/15/16	$3,421,000	$3,706,441
U.S. Treasury Bonds, 6.25%, 8/15/23	1,445,000	1,894,756
U.S. Treasury Bonds, 6%, 2/15/26	5,933,000	8,028,708
U.S. Treasury Bonds, 6.75%, 8/15/26	981,000	1,410,149
U.S. Treasury Bonds, 6.375%, 8/15/27	2,309,000	3,287,019
U.S. Treasury Bonds, 5.25%, 2/15/29	2,438,000	3,222,161
U.S. Treasury Bonds, 5%, 5/15/37	4,133,000	5,705,478
U.S. Treasury Bonds, 4.375%, 2/15/38	9,535,000	12,097,779
U.S. Treasury Bonds, 4.5%, 8/15/39	52,734,300	67,948,304
U.S. Treasury Bonds, 3.125%, 2/15/43	28,535,600	29,512,060
U.S. Treasury Bonds, 2.875%, 5/15/43	31,247,500	30,787,724
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/24	51,497,225	49,469,522
U.S. Treasury Notes, 0.375%, 2/15/16 (f)	132,408,600	132,467,257
U.S. Treasury Notes, 2.625%, 4/30/16	4,787,000	4,860,677

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 0.875%, 12/31/16	$101,987,000	$102,415,243
U.S. Treasury Notes, 4.75%, 8/15/17	11,447,000	12,329,220
U.S. Treasury Notes, 2.625%, 4/30/18	26,085,000	27,204,151
U.S. Treasury Notes, 2.75%, 2/15/19	19,471,600	20,465,976
U.S. Treasury Notes, 1%, 6/30/19	97,559,000	96,364,878
U.S. Treasury Notes, 2.625%, 8/15/20	32,222,000	33,808,354
U.S. Treasury Notes, 2%, 11/30/20	6,679,000	6,794,841
U.S. Treasury Notes, 3.125%, 5/15/21	63,935,000	68,680,192
U.S. Treasury Notes, 1.75%, 5/15/22	11,327,000	11,212,405
U.S. Treasury Notes, 2.75%, 2/15/24	11,433,000	12,004,947
U.S. Treasury Notes, 2.5%, 5/15/24	21,973,000	22,598,439
U.S. Treasury Notes, 2.5%, 2/15/45	11,750,000	10,688,834

		$778,965,515
Utilities - Electric Power - 0.1%
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/17	$1,699,000	$1,703,847
Total Bonds (Identified Cost, $2,049,599,450)		$2,101,786,991

Money Market Funds - 10.6%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	231,510,683	$231,510,683
Total Investments (Identified Cost, $2,281,110,133)		$2,333,297,674

Other Assets, Less Liabilities - (6.7)%		(146,678,400)
Net Assets - 100.0%		$2,186,619,274

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,105,400, representing 0.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

11

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 8/31/15

Futures Contracts at 8/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	81	$12,524,625	December - 2015	$32,623
U.S. Treasury Note 10 yr (Short)	USD	79	10,037,938	December - 2015	2,183

					$34,806

At August 31, 2015, the fund had liquid securities with an aggregate value of $405,178 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $2,049,599,450)	$2,101,786,991
Underlying affiliated funds, at cost and value	231,510,683
Total investments, at value (identified cost, $2,281,110,133)	$2,333,297,674
Receivables for
Daily variation margin on open futures contracts	59,202
TBA sale commitments	4,852,633
Fund shares sold	2,049,658
Interest	7,729,781
Other assets	2,708
Total assets	$2,347,991,656
Liabilities
Payables for
Distributions	$428,169
Investments purchased	4,967,882
TBA purchase commitments	148,646,953
Fund shares reacquired	6,198,339
Payable to affiliates
Investment adviser	86,230
Shareholder servicing costs	803,797
Distribution and service fees	34,022
Payable for independent Trustees’ compensation	44,516
Accrued expenses and other liabilities	162,474
Total liabilities	$161,372,382
Net assets	$2,186,619,274
Net assets consist of
Paid-in capital	$2,187,620,390
Unrealized appreciation (depreciation) on investments	52,222,347
Accumulated net realized gain (loss) on investments	(50,141,385)
Accumulated distributions in excess of net investment income	(3,082,078)
Net assets	$2,186,619,274
Shares of beneficial interest outstanding	217,176,839

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$697,825,597	69,275,890	$10.07
Class B	21,868,736	2,173,796	10.06
Class C	48,380,133	4,794,267	10.09
Class I	23,311,696	2,315,265	10.07
Class R1	4,795,764	476,623	10.06
Class R2	131,961,981	13,114,379	10.06
Class R3	108,509,794	10,775,769	10.07
Class R4	89,520,925	8,885,998	10.07
Class R5	1,060,444,648	105,364,852	10.06

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.57 [100 / 95.25 x $10.07]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$28,234,772
Dividends from underlying affiliated funds	92,632
Total investment income	$28,327,404
Expenses
Management fee	$4,370,118
Distribution and service fees	1,733,027
Shareholder servicing costs	1,328,251
Administrative services fee	175,425
Independent Trustees’ compensation	23,265
Custodian fee	111,030
Shareholder communications	76,696
Audit and tax fees	30,255
Legal fees	9,087
Miscellaneous	108,776
Total expenses	$7,965,930
Fees paid indirectly	(26)
Reduction of expenses by investment adviser and distributor	(93,086)
Net expenses	$7,872,818
Net investment income	$20,454,586
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$(5,119,922)
Futures contracts	(1,077,527)
Net realized gain (loss) on investments	$(6,197,449)
Change in unrealized appreciation (depreciation)
Investments	$(19,900,921)
Futures contracts	183,326
Net unrealized gain (loss) on investments	$(19,717,595)
Net realized and unrealized gain (loss) on investments	$(25,915,044)
Change in net assets from operations	$(5,460,458)

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 8/31/15	Year ended 2/28/15
Change in net assets	(unaudited)
From operations
Net investment income	$20,454,586	$36,284,538
Net realized gain (loss) on investments	(6,197,449)	15,203,933
Net unrealized gain (loss) on investments	(19,717,595)	26,733,831
Change in net assets from operations	$(5,460,458)	$78,222,302
Distributions declared to shareholders
From net investment income	$(22,844,459)	$(46,292,736)
Change in net assets from fund share transactions	$58,021,092	$58,560,733
Total change in net assets	$29,716,175	$90,490,299
Net assets
At beginning of period	2,156,903,099	2,066,412,800
At end of period (including accumulated distributions in excess of net investment income of $3,082,078 and $692,205, respectively)	$2,186,619,274	$2,156,903,099

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/15		Years ended 2/28, 2/29
Class A			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.20		$10.05	$10.41	$10.54	$10.13	$10.15
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.16	$0.18	$0.20	$0.25	$0.30
Net realized and unrealized gain (loss) on investments	(0.12)		0.20	(0.29)	(0.02)	0.46	(0.00	)(w)
Total from investment operations	$(0.03)		$0.36	$(0.11)	$0.18	$0.71	$0.30
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.21)	$(0.22)	$(0.26)	$(0.30)	$(0.32)
From net realized gain on investments	—		—	(0.03)	(0.05)	—	—
Total distributions declared to shareholders	$(0.10)		$(0.21)	$(0.25)	$(0.31)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$10.07		$10.20	$10.05	$10.41	$10.54	$10.13
Total return (%) (r)(s)(t)(x)	(0.31	)(n)	3.59	(1.00)	1.74	7.04	2.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.88	0.88	0.87	0.86	0.87
Expenses after expense reductions (f)	0.86	(a)	0.87	0.87	0.87	0.86	0.87
Net investment income	1.72	(a)	1.58	1.76	1.88	2.39	2.88
Portfolio turnover	46	(n)	67	112	81	49	34
Net assets at end of period (000 omitted)	$697,826		$692,680	$698,251	$847,276	$981,980	$915,576

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28, 2/29
Class B			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.19		$10.04	$10.39	$10.53	$10.11	$10.14
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.08	$0.10	$0.12	$0.17	$0.22
Net realized and unrealized gain (loss) on investments	(0.12)		0.20	(0.27)	(0.03)	0.47	(0.01)
Total from investment operations	$(0.07)		$0.28	$(0.17)	$0.09	$0.64	$0.21
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.13)	$(0.15)	$(0.18)	$(0.22)	$(0.24)
From net realized gain on investments	—		—	(0.03)	(0.05)	—	—
Total distributions declared to shareholders	$(0.06)		$(0.13)	$(0.18)	$(0.23)	$(0.22)	$(0.24)
Net asset value, end of period (x)	$10.06		$10.19	$10.04	$10.39	$10.53	$10.11
Total return (%) (r)(s)(t)(x)	(0.68	)(n)	2.82	(1.65)	0.88	6.35	2.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.63	1.63	1.62	1.61	1.62
Expenses after expense reductions (f)	1.62	(a)	1.62	1.63	1.62	1.61	1.62
Net investment income	0.97	(a)	0.83	1.00	1.13	1.66	2.15
Portfolio turnover	46	(n)	67	112	81	49	34
Net assets at end of period (000 omitted)	$21,869		$23,857	$28,208	$44,012	$46,645	$53,577

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28, 2/29
Class C			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.22		$10.07	$10.43	$10.57	$10.15	$10.17
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.08	$0.10	$0.12	$0.17	$0.22
Net realized and unrealized gain (loss) on investments	(0.12)		0.20	(0.28)	(0.02)	0.47	(0.00	)(w)
Total from investment operations	$(0.07)		$0.28	$(0.18)	$0.10	$0.64	$0.22
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.13)	$(0.15)	$(0.19)	$(0.22)	$(0.24)
From net realized gain on investments	—		—	(0.03)	(0.05)	—	—
Total distributions declared to shareholders	$(0.06)		$(0.13)	$(0.18)	$(0.24)	$(0.22)	$(0.24)
Net asset value, end of period (x)	$10.09		$10.22	$10.07	$10.43	$10.57	$10.15
Total return (%) (r)(s)(t)(x)	(0.68	)(n)	2.81	(1.73)	0.88	6.33	2.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.63	1.63	1.62	1.61	1.62
Expenses after expense reductions (f)	1.62	(a)	1.62	1.63	1.62	1.61	1.62
Net investment income	0.96	(a)	0.82	0.99	1.13	1.64	2.12
Portfolio turnover	46	(n)	67	112	81	49	34
Net assets at end of period (000 omitted)	$48,380		$51,361	$58,229	$101,229	$112,961	$111,328

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28, 2/29
Class I			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.20		$10.05	$10.41	$10.54	$10.12	$10.15
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.18	$0.20	$0.25	$0.27	$0.32
Net realized and unrealized gain (loss) on investments	(0.12)		0.20	(0.28)	(0.04)	0.47	(0.00	)(w)
Total from investment operations	$(0.02)		$0.38	$(0.08)	$0.21	$0.74	$0.32
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.23)	$(0.25)	$(0.29)	$(0.32)	$(0.35)
From net realized gain on investments	—		—	(0.03)	(0.05)	—	—
Total distributions declared to shareholders	$(0.11)		$(0.23)	$(0.28)	$(0.34)	$(0.32)	$(0.35)
Net asset value, end of period (x)	$10.07		$10.20	$10.05	$10.41	$10.54	$10.12
Total return (%) (r)(s)(x)	(0.18	)(n)	3.85	(0.75)	1.99	7.41	3.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.63	(a)	0.63	0.63	0.59	0.61	0.62
Expenses after expense reductions (f)	0.62	(a)	0.63	0.63	0.59	0.60	0.62
Net investment income	1.97	(a)	1.80	1.98	2.33	2.64	3.13
Portfolio turnover	46	(n)	67	112	81	49	34
Net assets at end of period (000 omitted)	$23,312		$22,984	$20,974	$40,628	$562,634	$434,682

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28, 2/29
Class R1			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.19		$10.04	$10.40	$10.53	$10.11	$10.14
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.08	$0.10	$0.12	$0.17	$0.22
Net realized and unrealized gain (loss) on investments	(0.12)		0.20	(0.28)	(0.02)	0.47	(0.01)
Total from investment operations	$(0.07)		$0.28	$(0.18)	$0.10	$0.64	$0.21
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.13)	$(0.15)	$(0.18)	$(0.22)	$(0.24)
From net realized gain on investments	—		—	(0.03)	(0.05)	—	—
Total distributions declared to shareholders	$(0.06)		$(0.13)	$(0.18)	$(0.23)	$(0.22)	$(0.24)
Net asset value, end of period (x)	$10.06		$10.19	$10.04	$10.40	$10.53	$10.11
Total return (%) (r)(s)(x)	(0.68	)(n)	2.82	(1.74)	0.98	6.35	2.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.63	1.63	1.62	1.61	1.62
Expenses after expense reductions (f)	1.62	(a)	1.63	1.63	1.62	1.61	1.62
Net investment income	0.97	(a)	0.82	1.00	1.14	1.64	2.14
Portfolio turnover	46	(n)	67	112	81	49	34
Net assets at end of period (000 omitted)	$4,796		$5,128	$5,345	$6,647	$7,902	$7,219

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28, 2/29
Class R2			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.19		$10.04	$10.40	$10.53	$10.11	$10.14
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.13	$0.15	$0.17	$0.22	$0.27
Net realized and unrealized gain (loss) on investments	(0.12)		0.20	(0.28)	(0.01)	0.47	(0.01)
Total from investment operations	$(0.04)		$0.33	$(0.13)	$0.16	$0.69	$0.26
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.18)	$(0.20)	$(0.24)	$(0.27)	$(0.29)
From net realized gain on investments	—		—	(0.03)	(0.05)	—	—
Total distributions declared to shareholders	$(0.09)		$(0.18)	$(0.23)	$(0.29)	$(0.27)	$(0.29)
Net asset value, end of period (x)	$10.06		$10.19	$10.04	$10.40	$10.53	$10.11
Total return (%) (r)(s)(x)	(0.43	)(n)	3.33	(1.25)	1.48	6.88	2.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.13	1.13	1.12	1.11	1.12
Expenses after expense reductions (f)	1.12	(a)	1.13	1.13	1.12	1.11	1.12
Net investment income	1.47	(a)	1.33	1.51	1.63	2.13	2.62
Portfolio turnover	46	(n)	67	112	81	49	34
Net assets at end of period (000 omitted)	$131,962		$139,048	$142,396	$165,865	$168,809	$123,672

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28, 2/29
Class R3			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.20		$10.05	$10.40	$10.54	$10.12	$10.15
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.16	$0.18	$0.20	$0.25	$0.29
Net realized and unrealized gain (loss) on investments	(0.12)		0.20	(0.28)	(0.03)	0.46	(0.00	)(w)
Total from investment operations	$(0.03)		$0.36	$(0.10)	$0.17	$0.71	$0.29
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.21)	$(0.22)	$(0.26)	$(0.29)	$(0.32)
From net realized gain on investments	—		—	(0.03)	(0.05)	—	—
Total distributions declared to shareholders	$(0.10)		$(0.21)	$(0.25)	$(0.31)	$(0.29)	$(0.32)
Net asset value, end of period (x)	$10.07		$10.20	$10.05	$10.40	$10.54	$10.12
Total return (%) (r)(s)(x)	(0.31	)(n)	3.59	(0.90)	1.64	7.14	2.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.88	0.88	0.87	0.86	0.87
Expenses after expense reductions (f)	0.87	(a)	0.88	0.87	0.87	0.86	0.87
Net investment income	1.72	(a)	1.57	1.76	1.88	2.36	2.87
Portfolio turnover	46	(n)	67	112	81	49	34
Net assets at end of period (000 omitted)	$108,510		$105,929	$98,701	$104,515	$107,150	$70,988

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28, 2/29
Class R4			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$10.21		$10.06	$10.41	$10.55	$10.13	$10.15
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.18	$0.20	$0.22	$0.27	$0.32
Net realized and unrealized gain (loss) on investments	(0.13)		0.20	(0.27)	(0.02)	0.47	0.01 (g)
Total from investment operations	$(0.03)		$0.38	$(0.07)	$0.20	$0.74	$0.33
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.23)	$(0.25)	$(0.29)	$(0.32)	$(0.35)
From net realized gain on investments	—		—	(0.03)	(0.05)	—	—
Total distributions declared to shareholders	$(0.11)		$(0.23)	$(0.28)	$(0.34)	$(0.32)	$(0.35)
Net asset value, end of period (x)	$10.07		$10.21	$10.06	$10.41	$10.55	$10.13
Total return (%) (r)(s)(x)	(0.28	)(n)	3.84	(0.65)	1.89	7.40	3.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	(a)	0.63	0.63	0.62	0.60	0.63
Expenses after expense reductions (f)	0.62	(a)	0.63	0.62	0.62	0.60	0.63
Net investment income	1.97	(a)	1.82	2.01	2.10	2.61	3.10
Portfolio turnover	46	(n)	67	112	81	49	34
Net assets at end of period (000 omitted)	$89,521		$77,065	$70,549	$70,662	$51,626	$27,022

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28
Class R5			2015	2014	2013 (i)
	(unaudited)
Net asset value, beginning of period	$10.20		$10.05	$10.40	$10.53
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.20	$0.21	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		0.19	(0.27)	(0.06)
Total from investment operations	$(0.02)		$0.39	$(0.06)	$0.07
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.26)	$(0.20)
From net realized gain on investments	—		—	(0.03)	—
Total distributions declared to shareholders	$(0.12)		$(0.24)	$(0.29)	$(0.20)
Net asset value, end of period (x)	$10.06		$10.20	$10.05	$10.40
Total return (%) (r)(s)(x)	(0.22	)(n)	3.96	(0.54)	0.62	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	(a)	0.52	0.51	0.54	(a)
Expenses after expense reductions (f)	0.51	(a)	0.51	0.51	0.54	(a)
Net investment income	2.08	(a)	1.94	2.13	1.81	(a)
Portfolio turnover	46	(n)	67	112	81
Net assets at end of period (000 omitted)	$1,060,445		$1,038,851	$943,761	$721,119

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, July 2, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Government Securities Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at

26

Notes to Financial Statements (unaudited) – continued

issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the

27

Notes to Financial Statements (unaudited) – continued

significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$941,461,635	$—	$941,461,635
Non-U.S. Sovereign Debt	—	3,350,701	—	3,350,701
Municipal Bonds	—	9,141,737	—	9,141,737
U.S. Corporate Bonds	—	13,680,771	—	13,680,771
Residential Mortgage-Backed Securities	—	1,051,274,903	—	1,051,274,903
Commercial Mortgage-Backed Securities	—	73,711,121	—	73,711,121
Asset-Backed Securities (including CDOs)	—	6,060,723	—	6,060,723
Foreign Bonds	—	3,105,400	—	3,105,400
Mutual Funds	231,510,683	—	—	231,510,683
Total Investments	$231,510,683	$2,101,786,991	$—	$2,333,297,674

Other Financial Instruments
Futures Contracts	$34,806	$—	$—	$34,806

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

28

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at August 31, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Interest Rate Futures	$34,806

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reporting in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended August 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(1,077,527)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended August 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$183,326

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement

29

Notes to Financial Statements (unaudited) – continued

and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S.

30

Notes to Financial Statements (unaudited) – continued

generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the

31

Notes to Financial Statements (unaudited) – continued

other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/28/15
Ordinary income (including any short-term capital gains)	$46,292,736

32

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/15
Cost of investments	$2,281,367,104
Gross appreciation	58,723,801
Gross depreciation	(6,793,231)
Net unrealized appreciation (depreciation)	$51,930,570

As of 2/28/15
Undistributed ordinary income	3,346,957
Capital loss carryforwards	(6,815,891)
Post-October capital loss deferral	(198,237)
Other temporary differences	(4,715,134)
Net unrealized appreciation (depreciation)	35,327,886

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of February 28, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Long-Term	$(6,815,891)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

33

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 8/31/15	Year ended 2/28/15
Class A	$6,727,620	$14,133,922
Class B	136,646	335,254
Class C	299,811	695,904
Class I	247,539	480,323
Class R1	30,271	68,813
Class R2	1,142,777	2,542,743
Class R3	1,060,502	2,074,911
Class R4	918,935	1,679,337
Class R5	12,280,358	24,281,529
Total	$22,844,459	$46,292,736

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended August 31, 2015, this management fee reduction amounted to $74,555, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2015 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $42,505 for the six months ended August 31, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

34

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$867,650
Class B	0.75%	0.25%	1.00%	1.00%	114,371
Class C	0.75%	0.25%	1.00%	1.00%	250,928
Class R1	0.75%	0.25%	1.00%	1.00%	25,322
Class R2	0.25%	0.25%	0.50%	0.50%	338,233
Class R3	—	0.25%	0.25%	0.25%	136,523
Total Distribution and Service Fees					$1,733,027

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended August 31, 2015, this rebate amounted to $18,224, $297, and $10 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2015, were as follows:

Amount
Class A	$6,943
Class B	23,379
Class C	1,746

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2015, the fee was $157,324, which equated to 0.0144% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended August 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $713,911.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the

35

Notes to Financial Statements (unaudited) – continued

benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended August 31, 2015, these costs for the fund amounted to $457,016 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2015 was equivalent to an annual effective rate of 0.0161% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,881 and the Retirement Deferral plan resulted in a net decrease in expense of $385. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended August 31, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $44,380 at August 31, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended August 31, 2015, the fee paid by the fund under this agreement was $2,535 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

36

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended August 31, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$952,389,847	$960,927,551
Investments (non-U.S. Government securities)	$43,029,367	$29,674,553

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/15		Year ended 2/28/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	9,052,938	$91,710,429	20,749,762	$210,000,195
Class B	116,112	1,174,404	217,925	2,199,358
Class C	505,067	5,133,101	900,733	9,140,450
Class I	721,117	7,302,630	1,544,794	15,657,293
Class R1	30,188	305,485	112,912	1,141,722
Class R2	928,888	9,397,981	1,913,834	19,328,439
Class R3	1,552,446	15,738,982	3,124,473	31,599,758
Class R4	2,177,179	22,018,882	2,336,193	23,640,395
Class R5	3,606,849	36,618,687	11,188,897	112,786,919
	18,690,784	$189,400,581	42,089,523	$425,494,529

Shares issued to shareholders in reinvestment of distributions
Class A	475,262	$4,813,286	982,707	$9,945,403
Class B	12,944	130,925	31,926	322,538
Class C	22,497	228,217	50,431	511,191
Class I	16,724	169,434	32,758	332,008
Class R1	2,991	30,253	6,783	68,563
Class R2	106,417	1,076,686	237,451	2,400,414
Class R3	104,706	1,060,104	204,954	2,074,040
Class R4	68,162	690,274	131,920	1,335,777
Class R5	1,213,762	12,280,215	2,400,638	24,281,529
	2,023,465	$20,479,394	4,079,568	$41,271,463

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/15		Year ended 2/28/15
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(8,129,802)	$(82,339,653)	(23,309,409)	$(235,744,711)
Class B	(296,069)	(2,993,810)	(718,422)	(7,247,760)
Class C	(756,955)	(7,679,418)	(1,708,181)	(17,284,484)
Class I	(675,889)	(6,869,887)	(1,411,113)	(14,307,063)
Class R1	(59,604)	(601,203)	(148,788)	(1,504,101)
Class R2	(1,561,213)	(15,808,345)	(2,689,619)	(27,186,016)
Class R3	(1,264,867)	(12,808,136)	(2,766,573)	(28,011,101)
Class R4	(909,711)	(9,198,463)	(1,933,331)	(19,561,815)
Class R5	(1,343,015)	(13,559,968)	(5,653,641)	(57,358,208)
	(14,997,125)	$(151,858,883)	(40,339,077)	$(408,205,259)

Net change
Class A	1,398,398	$14,184,062	(1,576,940)	$(15,799,113)
Class B	(167,013)	(1,688,481)	(468,571)	(4,725,864)
Class C	(229,391)	(2,318,100)	(757,017)	(7,632,843)
Class I	61,952	602,177	166,439	1,682,238
Class R1	(26,425)	(265,465)	(29,093)	(293,816)
Class R2	(525,908)	(5,333,678)	(538,334)	(5,457,163)
Class R3	392,285	3,990,950	562,854	5,662,697
Class R4	1,335,630	13,510,693	534,782	5,414,357
Class R5	3,477,596	35,338,934	7,935,894	79,710,240
	5,717,124	$58,021,092	5,830,014	$58,560,733

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 30%, 14%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 and the MFS Lifetime 2025 Fund were the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve

38

Notes to Financial Statements (unaudited) – continued

funds rate plus an agreed upon spread. For the six months ended August 31, 2015, the fund’s commitment fee and interest expense were $3,624 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	197,486,928	333,194,146	(299,170,391)	231,510,683

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$92,632	$231,510,683

39

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

40

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

41

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account that the Fund’s effective advisory fee rate was approximately at the Lipper expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates

42

Board Review of Investment Advisory Agreement – continued

under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

43

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

44

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

August 31, 2015

MFS® NEW DISCOVERY VALUE FUND

NDV-SEM

MFS® NEW DISCOVERY VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The U.S. economy bounced back after another harsh winter curtailed domestic consumption. Despite strengthening labor and housing markets, however, a stronger U.S. dollar and weak overseas demand have held back corporate earnings.

China’s economic growth continues to slow, raising concerns and adding to global market volatility. Commodity exporters, including Australia and Canada, have been hurt by weaker Chinese demand. Global oil markets remain oversupplied, putting pressure on crude oil and gasoline prices.

In Europe, concerns about a potential Greek debt default have faded, and the eurozone’s economy is expanding mildly. Hopes for a more robust regionwide recovery rest on the European Central Bank’s quantitative easing program.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

October 15, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
NASDAQ OMX Group, Inc.	2.0%
Everest Re Group Ltd.	1.8%
Resources Connection, Inc.	1.7%
Progressive Waste Solutions Ltd.	1.7%
Huntington Bancshares, Inc.	1.7%
NICE Systems Ltd., ADR	1.6%
Brookline Bancorp, Inc.	1.6%
Ingram Micro, Inc., “A”	1.6%
PrivateBancorp, Inc.	1.6%
Medical Properties Trust, Inc., REIT	1.5%

Equity sectors
Financial Services	31.1%
Industrial Goods & Services	11.9%
Technology	8.8%
Special Products & Services	8.3%
Health Care	7.8%
Autos & Housing	5.5%
Energy	4.6%
Basic Materials	4.4%
Retailing	4.4%
Transportation	3.5%
Leisure	3.2%
Utilities & Communications	2.4%
Consumer Staples	1.3%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 8/31/15.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2015 through August 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2015 through August 31, 2015.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 3/01/15	Ending Account Value 8/31/15	Expenses Paid During Period (p) 3/01/15-8/31/15
A	Actual	1.39%	$1,000.00	$971.50	$6.89
	Hypothetical (h)	1.39%	$1,000.00	$1,018.15	$7.05
B	Actual	2.14%	$1,000.00	$967.09	$10.58
	Hypothetical (h)	2.14%	$1,000.00	$1,014.38	$10.84
C	Actual	2.14%	$1,000.00	$967.01	$10.58
	Hypothetical (h)	2.14%	$1,000.00	$1,014.38	$10.84
I	Actual	1.14%	$1,000.00	$972.33	$5.65
	Hypothetical (h)	1.14%	$1,000.00	$1,019.41	$5.79
R1	Actual	2.14%	$1,000.00	$967.09	$10.58
	Hypothetical (h)	2.14%	$1,000.00	$1,014.38	$10.84
R2	Actual	1.64%	$1,000.00	$969.91	$8.12
	Hypothetical (h)	1.64%	$1,000.00	$1,016.89	$8.31
R3	Actual	1.39%	$1,000.00	$971.54	$6.89
	Hypothetical (h)	1.39%	$1,000.00	$1,018.15	$7.05
R4	Actual	1.14%	$1,000.00	$972.37	$5.65
	Hypothetical (h)	1.14%	$1,000.00	$1,019.41	$5.79
R5	Actual	1.07%	$1,000.00	$972.35	$5.30
	Hypothetical (h)	1.07%	$1,000.00	$1,019.76	$5.43

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.2%
Issuer	Shares/Par	Value ($)
Apparel Manufacturers - 0.6%
Sequential Brands Group, Inc. (a)	141,362	$2,314,097

Automotive - 1.4%
Fenix Parts, Inc. (a)	437,940	$4,366,262
Horizon Global Corp. (a)	90,336	944,915

		$5,311,177
Broadcasting - 0.8%
Stroer Out-of-Home Media AG	54,620	$3,217,823

Brokerage & Asset Managers - 2.0%
NASDAQ OMX Group, Inc.	144,701	$7,407,244

Business Services - 5.7%
Forrester Research, Inc.	81,337	$2,571,063
Global Payments, Inc.	44,488	4,955,518
LifeLock, Inc. (a)	168,372	1,422,743
RE/MAX Holdings, Inc., “A”	99,181	3,637,959
Resources Connection, Inc.	416,649	6,537,223
Univar, Inc. (a)	96,688	2,189,016

		$21,313,522
Computer Software - 0.2%
Rovi Corp. (a)	63,647	$704,572

Computer Software - Systems - 4.7%
Ingram Micro, Inc., “A”	217,106	$5,874,888
Model N, Inc. (a)	264,560	2,724,968
NICE Systems Ltd., ADR	99,459	6,122,696
Sabre Corp.	113,503	3,089,552

		$17,812,104
Construction - 4.1%
Beacon Roofing Supply, Inc. (a)	120,053	$4,351,921
Interface, Inc.	175,289	4,249,005
Owens Corning	89,885	3,981,007
TopBuild Corp. (a)	93,138	2,954,337

		$15,536,270

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 1.3%
Sensient Technologies Corp.	76,426	$4,979,154

Consumer Services - 2.7%
Capella Education Co.	62,863	$3,064,571
Carriage Services, Inc.	143,205	3,286,555
Servicemaster Global Holdings, Inc. (a)	51,409	1,808,569
Strayer Education, Inc. (a)	35,637	1,861,677

		$10,021,372
Containers - 1.6%
Graphic Packaging Holding Co.	235,288	$3,317,561
Greif, Inc., “A”	98,130	2,873,246

		$6,190,807
Electrical Equipment - 4.0%
Advanced Drainage Systems, Inc.	107,561	$3,055,808
MSC Industrial Direct Co., Inc., “A”	69,545	4,707,501
TriMas Corp. (a)	240,957	4,395,056
WESCO International, Inc. (a)	49,307	2,759,713

		$14,918,078
Electronics - 2.5%
Lattice Semiconductor Corp. (a)	455,936	$1,905,812
Plexus Corp. (a)	121,457	4,623,868
Ultratech, Inc. (a)	167,729	2,884,939

		$9,414,619
Energy - Independent - 2.0%
Energen Corp.	48,220	$2,507,440
Memorial Resource Development Corp. (a)	113,796	2,208,780
SM Energy Co.	75,204	2,759,987

		$7,476,207
Entertainment - 1.1%
Carmike Cinemas, Inc. (a)	83,391	$1,988,875
International Speedway Corp.	73,236	2,350,143

		$4,339,018
Health Maintenance Organizations - 0.9%
Molina Healthcare, Inc. (a)	47,608	$3,551,081

Insurance - 8.4%
Allied World Assurance Co.	142,626	$5,696,482
Aspen Insurance Holdings Ltd.	73,661	3,381,777

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Everest Re Group Ltd.	38,652	$6,795,408
Hanover Insurance Group, Inc.	58,053	4,580,382
Safety Insurance Group, Inc.	59,614	3,134,504
Stewart Information Services Corp.	107,352	4,158,816
Third Point Reinsurance Ltd. (a)	265,122	3,709,057

		$31,456,426
Leisure & Toys - 0.6%
Brunswick Corp.	43,420	$2,158,408

Machinery & Tools - 6.3%
Allison Transmission Holdings, Inc.	149,639	$4,279,675
Columbus McKinnon Corp.	90,821	1,726,507
Douglas Dynamics, Inc.	93,672	2,081,392
Herman Miller, Inc.	156,555	4,244,206
Joy Global, Inc.	56,169	1,360,413
Kennametal, Inc.	103,253	3,149,217
Oshkosh Corp.	42,582	1,790,573
Regal Beloit Corp.	74,136	4,942,647

		$23,574,630
Major Banks - 1.7%
Huntington Bancshares, Inc.	574,331	$6,265,951

Medical & Health Technology & Services - 3.6%
Cross Country Healthcare, Inc. (a)	258,952	$3,596,843
HMS Holdings Corp. (a)	184,474	1,927,753
MedAssets, Inc. (a)	151,120	3,191,654
MEDNAX, Inc. (a)	58,027	4,674,075

		$13,390,325
Medical Equipment - 2.7%
Masimo Corp. (a)	77,616	$3,153,538
Teleflex, Inc.	37,298	4,878,578
VWR Corp. (a)	78,989	2,073,461

		$10,105,577
Metals & Mining - 1.4%
Globe Specialty Metals, Inc.	229,489	$3,153,179
Iluka Resources Ltd.	426,998	2,257,778

		$5,410,957
Network & Telecom - 1.3%
Ixia (a)	323,917	$5,010,996

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 2.6%
Forum Energy Technologies, Inc. (a)	242,295	$3,808,877
Frank’s International N.V.	220,667	3,599,079
Tesco Corp.	268,069	2,275,906

		$9,683,862
Other Banks & Diversified Financials - 11.7%
Berkshire Hills Bancorp, Inc.	135,976	$3,804,608
Brookline Bancorp, Inc.	579,584	6,114,611
CAI International, Inc. (a)	126,322	1,662,398
Cathay General Bancorp, Inc.	153,423	4,545,923
First Interstate BancSystem, Inc.	158,907	4,239,639
PrivateBancorp, Inc.	154,985	5,866,182
Sandy Spring Bancorp, Inc.	158,339	4,064,562
TCF Financial Corp.	367,020	5,696,150
Texas Capital Bancshares, Inc. (a)	75,024	4,040,793
Wintrust Financial Corp.	78,738	4,015,638

		$44,050,504
Pharmaceuticals - 0.6%
Genomma Lab Internacional S.A., “B” (a)	2,871,832	$2,332,496

Pollution Control - 1.7%
Progressive Waste Solutions Ltd.	230,790	$6,362,880

Printing & Publishing - 0.6%
Multi-Color Corp.	33,275	$2,192,490

Railroad & Shipping - 1.9%
Diana Shipping, Inc. (a)	413,793	$2,813,792
Kirby Corp. (a)	45,814	3,231,261
StealthGas, Inc. (a)	203,478	995,007

		$7,040,060
Real Estate - 7.4%
BioMed Realty Trust, Inc., REIT	107,580	$1,990,230
Corporate Office Properties Trust, REIT	188,589	3,966,027
EPR Properties, REIT	111,695	5,684,159
Hatteras Financial Corp., REIT	225,060	3,652,724
Medical Properties Trust, Inc., REIT	496,169	5,790,292
Select Income, REIT	239,820	4,448,661
Store Capital Corp., REIT	106,986	2,156,838

		$27,688,931
Specialty Chemicals - 1.3%
Amira Nature Foods Ltd. (a)(l)	106,651	$424,471
Ferro Corp. (a)	162,636	2,000,423

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - continued
H.B. Fuller Co.	69,503	$2,518,789

		$4,943,683
Specialty Stores - 3.8%
American Eagle Outfitters, Inc.	123,039	$2,094,124
Citi Trends, Inc.	126,272	3,334,844
Gordmans Stores, Inc. (a)	350,097	1,323,367
Kirkland’s, Inc.	102,311	2,283,582
Rent-A-Center, Inc.	114,629	3,082,374
Tuesday Morning Corp. (a)	261,923	2,077,049

		$14,195,340
Trucking - 1.6%
Marten Transport Ltd.	233,268	$4,317,791
UTi Worldwide, Inc. (a)	239,254	1,703,488

		$6,021,279
Utilities - Electric Power - 2.4%
El Paso Electric Co.	123,602	$4,375,511
Great Plains Energy, Inc.	190,328	4,742,974

		$9,118,485
Total Common Stocks (Identified Cost, $327,932,401)		$365,510,425

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	6,060,787	$6,060,787

Collateral for Securities Loaned - 0.1%
Navigator Securities Lending Prime Portfolio, 0.19%, at Cost and Net Asset Value (j)	223,601	$223,601
Total Investments (Identified Cost, $334,216,789)		$371,794,813

Other Assets, Less Liabilities - 1.1%		4,278,308
Net Assets - 100.0%		$376,073,121

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 8/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $328,156,002)	$365,734,026
Underlying affiliated funds, at cost and value	6,060,787
Total investments, at value, including $209,396 of securities on loan (identified cost, $334,216,789)	$371,794,813
Cash	369,941
Receivables for
Investments sold	1,260,292
Fund shares sold	6,279,722
Interest and dividends	480,227
Receivable from investment adviser	7,774
Other assets	56,586
Total assets	$380,249,355
Liabilities
Payables for
Investments purchased	$3,449,887
Fund shares reacquired	237,311
Collateral for securities loaned, at value	223,601
Payable to affiliates
Shareholder servicing costs	211,964
Distribution and service fees	2,817
Payable for independent Trustees’ compensation	13
Accrued expenses and other liabilities	50,641
Total liabilities	$4,176,234
Net assets	$376,073,121
Net assets consist of
Paid-in capital	$327,916,899
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	37,578,125
Accumulated net realized gain (loss) on investments and foreign currency	9,107,581
Undistributed net investment income	1,470,516
Net assets	$376,073,121
Shares of beneficial interest outstanding	29,758,838

10

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$30,070,451	2,385,448	$12.61
Class B	1,695,687	137,438	12.34
Class C	18,112,290	1,471,390	12.31
Class I	23,113,024	1,826,948	12.65
Class R1	342,201	27,735	12.34
Class R2	573,257	45,608	12.57
Class R3	754,064	59,725	12.63
Class R4	449,969	35,518	12.67
Class R5	300,962,178	23,769,028	12.66

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.38 [100 / 94.25 x $12.61]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 8/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$3,505,871
Interest	61,130
Dividends from underlying affiliated funds	3,738
Foreign taxes withheld	(33,126)
Total investment income	$3,537,613
Expenses
Management fee	$1,654,057
Distribution and service fees	81,894
Shareholder servicing costs	391,983
Administrative services fee	33,476
Independent Trustees’ compensation	4,843
Custodian fee	23,120
Shareholder communications	7,329
Audit and tax fees	26,236
Legal fees	1,377
Miscellaneous	67,325
Total expenses	$2,291,640
Fees paid indirectly	(19)
Reduction of expenses by investment adviser and distributor	(224,524)
Net expenses	$2,067,097
Net investment income	$1,470,516
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$11,807,979
Foreign currency	(7,873)
Net realized gain (loss) on investments and foreign currency	$11,800,106
Change in unrealized appreciation (depreciation)
Investments	$(24,137,975)
Translation of assets and liabilities in foreign currencies	602
Net unrealized gain (loss) on investments and foreign currency translation	$(24,137,373)
Net realized and unrealized gain (loss) on investments and foreign currency	$(12,337,267)
Change in net assets from operations	$(10,866,751)

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 8/31/15	Year ended 2/28/15
Change in net assets	(unaudited)
From operations
Net investment income	$1,470,516	$1,349,197
Net realized gain (loss) on investments and foreign currency	11,800,106	10,598,499
Net unrealized gain (loss) on investments and foreign currency translation	(24,137,373)	5,178,717
Change in net assets from operations	$(10,866,751)	$17,126,413
Distributions declared to shareholders
From net investment income	$—	$(1,334,087)
From net realized gain on investments	—	(20,472,321)
Total distributions declared to shareholders	$—	$(21,806,408)
Change in net assets from fund share transactions	$34,865,744	$46,296,043
Total change in net assets	$23,998,993	$41,616,048
Net assets
At beginning of period	352,074,128	310,458,080
At end of period (including undistributed net investment income of $1,470,516 and $0, respectively)	$376,073,121	$352,074,128

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 8/31/15		Years ended 2/28			Period ended 2/29/12 (c)
Class A			2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$12.98		$13.24	$11.37	$10.27	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.01	$0.02	$0.06	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.41)		0.55	3.02	1.69	0.30
Total from investment operations	$(0.37)		$0.56	$3.04	$1.75	$0.31
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$(0.03)	$(0.07)	$(0.03)
From net realized gain on investments	—		(0.81)	(1.14)	(0.58)	(0.01)
Total distributions declared to shareholders	$—		$(0.82)	$(1.17)	$(0.65)	$(0.04)
Net asset value, end of period (x)	$12.61		$12.98	$13.24	$11.37	$10.27
Total return (%) (r)(s)(t)(x)	(2.85	)(n)	4.60	27.39	18.04	3.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.58	1.59	1.39	1.25	(a)
Expenses after expense reductions (f)	1.39	(a)	1.45	1.45	1.34	1.25	(a)
Net investment income	0.54	(a)(l)	0.10	0.14	0.53	0.17	(a)
Portfolio turnover	28	(n)	53	55	67	56	(n)
Net assets at end of period (000 omitted)	$30,070		$18,215	$19,101	$4,596	$1,872

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28			Period ended 2/29/12 (c)
Class B			2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$12.76		$13.11	$11.33	$10.24	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.08)	$(0.08)	$(0.02)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.41)		0.54	3.00	1.69	0.29
Total from investment operations	$(0.42)		$0.46	$2.92	$1.67	$0.25
Less distributions declared to shareholders
From net realized gain on investments	$—		$(0.81)	$(1.14)	$(0.58)	$(0.01)
Net asset value, end of period (x)	$12.34		$12.76	$13.11	$11.33	$10.24
Total return (%) (r)(s)(t)(x)	(3.29	)(n)	3.90	26.40	17.24	2.56	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	(a)	2.34	2.33	2.14	2.01	(a)
Expenses after expense reductions (f)	2.14	(a)	2.20	2.20	2.08	2.01	(a)
Net investment loss	(0.22	)(a)(l)	(0.65)	(0.60)	(0.17)	(0.57	)(a)
Portfolio turnover	28	(n)	53	55	67	56	(n)
Net assets at end of period (000 omitted)	$1,696		$1,503	$954	$353	$200

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28			Period ended 2/29/12 (c)
Class C			2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$12.73		$13.09	$11.31	$10.24	$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.08)	$(0.08)	$(0.02)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.40)		0.53	3.00	1.69	0.29
Total from investment operations	$(0.42)		$0.45	$2.92	$1.67	$0.25
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.02)	$(0.00	)(w)
From net realized gain on investments	—		(0.81)	(1.14)	(0.58)	(0.01)
Total distributions declared to shareholders	$—		$(0.81)	$(1.14)	$(0.60)	$(0.01)
Net asset value, end of period (x)	$12.31		$12.73	$13.09	$11.31	$10.24
Total return (%) (r)(s)(t)(x)	(3.30	)(n)	3.83	26.46	17.22	2.62	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	(a)	2.33	2.34	2.15	2.01	(a)
Expenses after expense reductions (f)	2.14	(a)	2.19	2.20	2.09	2.01	(a)
Net investment loss	(0.23	)(a)(l)	(0.64)	(0.61)	(0.22)	(0.53	)(a)
Portfolio turnover	28	(n)	53	55	67	56	(n)
Net assets at end of period (000 omitted)	$18,112		$4,144	$3,043	$691	$182

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28			Period ended 2/29/12 (c)
Class I			2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$13.01		$13.28	$11.39	$10.28	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.04	$0.05	$0.11	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(0.41)		0.54	3.03	1.67	0.30
Total from investment operations	$(0.36)		$0.58	$3.08	$1.78	$0.33
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.05)	$(0.09)	$(0.04)
From net realized gain on investments	—		(0.81)	(1.14)	(0.58)	(0.01)
Total distributions declared to shareholders	$—		$(0.85)	$(1.19)	$(0.67)	$(0.05)
Net asset value, end of period (x)	$12.65		$13.01	$13.28	$11.39	$10.28
Total return (%) (r)(s)(x)	(2.77	)(n)	4.84	27.71	18.35	3.39	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.34	1.33	1.02	1.01	(a)
Expenses after expense reductions (f)	1.14	(a)	1.20	1.20	1.02	1.01	(a)
Net investment income	0.79	(a)(l)	0.34	0.41	1.04	0.47	(a)
Portfolio turnover	28	(n)	53	55	67	56	(n)
Net assets at end of period (000 omitted)	$23,113		$13,567	$7,464	$1,633	$163,585

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28				Period ended 2/29/12 (c)
Class R1			2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$12.76		$13.12	$11.34	$10.25		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.01)		$(0.08)	$(0.07)	$(0.01)		$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.41)		0.53	2.99	1.68		0.30
Total from investment operations	$(0.42)		$0.45	$2.92	$1.67		$0.26
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.00	)(w)	$—
From net realized gain on investments	—		(0.81)	(1.14)	(0.58)		(0.01)
Total distributions declared to shareholders	$—		$(0.81)	$(1.14)	$(0.58)		$(0.01)
Net asset value, end of period (x)	$12.34		$12.76	$13.12	$11.34		$10.25
Total return (%) (r)(s)(x)	(3.29	)(n)	3.82	26.39	17.25		2.66	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	(a)	2.33	2.32	2.13		2.01	(a)
Expenses after expense reductions (f)	2.14	(a)	2.20	2.20	2.08		2.01	(a)
Net investment loss	(0.21	)(a)(l)	(0.64)	(0.59)	(0.14)		(0.56	)(a)
Portfolio turnover	28	(n)	53	55	67		56	(n)
Net assets at end of period (000 omitted)	$342		$302	$288	$148		$103

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28				Period ended 2/29/12 (c)
Class R2			2015	2014		2013
	(unaudited)
Net asset value, beginning of period	$12.96		$13.25	$11.39		$10.27	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$(0.02)	$(0.01)		$0.04	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.41)		0.54	3.01		1.70	0.29
Total from investment operations	$(0.39)		$0.52	$3.00		$1.74	$0.29
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.00	)(w)	$(0.04)	$(0.01)
From net realized gain on investments	—		(0.81)	(1.14)		(0.58)	(0.01)
Total distributions declared to shareholders	$—		$(0.81)	$(1.14)		$(0.62)	$(0.02)
Net asset value, end of period (x)	$12.57		$12.96	$13.25		$11.39	$10.27
Total return (%) (r)(s)(x)	(3.01	)(n)	4.32	27.01		17.92	2.98	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.76	(a)	1.83	1.83		1.63	1.51	(a)
Expenses after expense reductions (f)	1.64	(a)	1.70	1.70		1.58	1.51	(a)
Net investment income (loss)	0.29	(a)(l)	(0.15)	(0.09)		0.34	(0.06	)(a)
Portfolio turnover	28	(n)	53	55		67	56	(n)
Net assets at end of period (000 omitted)	$573		$567	$488		$137	$105

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28			Period ended 2/29/12 (c)
Class R3			2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$13.00		$13.27	$11.39	$10.28	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.01	$0.02	$0.05	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	(0.40)		0.54	3.02	1.70	0.30
Total from investment operations	$(0.37)		$0.55	$3.04	$1.75	$0.31
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$(0.02)	$(0.06)	$(0.02)
From net realized gain on investments	—		(0.81)	(1.14)	(0.58)	(0.01)
Total distributions declared to shareholders	$—		$(0.82)	$(1.16)	$(0.64)	$(0.03)
Net asset value, end of period (x)	$12.63		$13.00	$13.27	$11.39	$10.28
Total return (%) (r)(s)(x)	(2.85	)(n)	4.57	27.38	18.08	3.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.59	1.58	1.40	1.26	(a)
Expenses after expense reductions (f)	1.39	(a)	1.45	1.45	1.34	1.26	(a)
Net investment income	0.48	(a)(l)	0.10	0.15	0.47	0.19	(a)
Portfolio turnover	28	(n)	53	55	67	56	(n)
Net assets at end of period (000 omitted)	$754		$739	$513	$215	$103

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28			Period ended 2/29/12 (c)
Class R4			2015	2014	2013
	(unaudited)
Net asset value, beginning of period	$13.03		$13.29	$11.40	$10.28	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.05	$0.05	$0.09	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(0.42)		0.54	3.03	1.70	0.30
Total from investment operations	$(0.36)		$0.59	$3.08	$1.79	$0.33
Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.05)	$(0.09)	$(0.04)
From net realized gain on investments	—		(0.81)	(1.14)	(0.58)	(0.01)
Total distributions declared to shareholders	$—		$(0.85)	$(1.19)	$(0.67)	$(0.05)
Net asset value, end of period (x)	$12.67		$13.03	$13.29	$11.40	$10.28
Total return (%) (r)(s)(x)	(2.76	)(n)	4.89	27.66	18.46	3.39	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.33	1.32	1.12	1.01	(a)
Expenses after expense reductions (f)	1.14	(a)	1.20	1.20	1.08	1.01	(a)
Net investment income	0.86	(a)(l)	0.35	0.42	0.85	0.44	(a)
Portfolio turnover	28	(n)	53	55	67	56	(n)
Net assets at end of period (000 omitted)	$450		$178	$156	$122	$103

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 8/31/15		Years ended 2/28
Class R5			2015	2014	2013 (i)
	(unaudited)
Net asset value, beginning of period	$13.02		$13.28	$11.40	$10.10
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.06	$0.06	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(0.42)		0.55	3.01	1.71
Total from investment operations	$(0.36)		$0.61	$3.07	$1.76
Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.05)	$(0.09)
From net realized gain on investments	—		(0.81)	(1.14)	(0.37)
Total distributions declared to shareholders	$—		$(0.87)	$(1.19)	$(0.46)
Net asset value, end of period (x)	$12.66		$13.02	$13.28	$11.40
Total return (%) (r)(s)(x)	(2.76	)(n)	5.00	27.66	18.05	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.23	1.26	1.12	(a)
Expenses after expense reductions (f)	1.07	(a)	1.10	1.15	1.09	(a)
Net investment income	0.86	(a)(l)	0.45	0.48	0.76	(a)
Portfolio turnover	28	(n)	53	55	67
Net assets at end of period (000 omitted)	$300,962		$312,860	$278,450	$205,301

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, May 26, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, July 2, 2012, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS New Discovery Value Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party

23

Notes to Financial Statements (unaudited) – continued

pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

24

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$365,510,425	$—	$—	$365,510,425
Mutual Funds	6,284,388	—	—	6,284,388
Total Investments	$371,794,813	$—	$—	$371,794,813

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral

25

Notes to Financial Statements (unaudited) – continued

value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $209,396 and a related liability of $223,601 for cash collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended August 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain

26

Notes to Financial Statements (unaudited) – continued

tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

2/28/15
Ordinary income (including any short-term capital gains)	$7,714,649
Long-term capital gains	14,091,759
Total distributions	$21,806,408

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 8/31/15
Cost of investments	$335,168,517
Gross appreciation	57,887,844
Gross depreciation	(21,261,548)
Net unrealized appreciation (depreciation)	$36,626,296

As of 2/28/15
Post-October capital loss deferral	(1,740,797)
Other temporary differences	(501)
Net unrealized appreciation (depreciation)	60,764,271

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared

27

Notes to Financial Statements (unaudited) – continued

separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 8/31/15	Year ended 2/28/15	Six months ended 8/31/15	Year ended 2/28/15
Class A	$—	$6,621	$—	$1,096,982
Class B	—	—	—	75,000
Class C	—	—	—	225,006
Class I	—	35,984	—	606,349
Class R1	—	—	—	18,058
Class R2	—	—	—	31,225
Class R3	—	552	—	35,186
Class R4	—	584	—	10,694
Class R5	—	1,290,346	—	18,373,821
Total	$—	$1,334,087	$—	$20,472,321

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.80%
Average daily net assets in excess of $2.5 billion	0.75%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended August 31, 2015, this management fee reduction amounted to $12,511, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended August 31, 2015 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.39%	2.14%	2.14%	1.14%	2.14%	1.64%	1.39%	1.14%	1.10%

28

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2017. For the six months ended August 31, 2015, this reduction amounted to $211,634, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $21,901 for the six months ended August 31, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$27,663
Class B	0.75%	0.25%	1.00%	1.00%	8,402
Class C	0.75%	0.25%	1.00%	1.00%	41,542
Class R1	0.75%	0.25%	1.00%	1.00%	1,637
Class R2	0.25%	0.25%	0.50%	0.50%	1,560
Class R3	—	0.25%	0.25%	0.25%	1,090
Total Distribution and Service Fees					$81,894

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended August 31, 2015, this rebate amounted to $258, $3, and $118 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2015, were as follows:

Amount
Class A	$10
Class B	765
Class C	54

29

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended August 31, 2015, the fee was $5,939, which equated to 0.0032% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended August 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $21,669.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended August 31, 2015, these costs for the fund amounted to $364,375 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended August 31, 2015 was equivalent to an annual effective rate of 0.0182% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended August 31, 2015, the fee paid by the fund under this agreement was $418 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

30

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended August 31, 2015, purchases and sales of investments, other than short-term obligations, aggregated $135,360,519 and $99,125,463, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 8/31/15		Year ended 2/28/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,110,181	$14,436,001	688,398	$8,882,762
Class B	28,387	366,803	52,876	672,931
Class C	1,171,593	15,081,600	143,269	1,812,703
Class I	937,409	12,256,140	788,445	10,163,336
Class R1	4,577	58,230	2,951	37,570
Class R2	5,850	76,232	6,082	77,727
Class R3	26,148	344,718	23,503	299,843
Class R4	23,233	313,745	5,719	75,015
Class R5	381,058	4,995,325	2,956,819	37,928,748
	3,688,436	$47,928,794	4,668,062	$59,950,635

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	88,175	$1,093,581
Class B	—	—	6,047	73,350
Class C	—	—	18,539	224,713
Class I	—	—	51,469	635,395
Class R1	—	—	1,483	18,058
Class R2	—	—	2,530	31,225
Class R3	—	—	2,889	35,738
Class R4	—	—	912	11,278
Class R5	—	—	1,589,318	19,664,167
	—	$—	1,761,362	$21,787,505

31

Notes to Financial Statements (unaudited) – continued

	Six months ended 8/31/15		Year ended 2/28/15
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(127,710)	$(1,671,509)	(816,156)	$(10,493,555)
Class B	(8,814)	(114,090)	(13,828)	(173,922)
Class C	(25,791)	(334,475)	(68,733)	(860,845)
Class I	(152,881)	(1,997,473)	(359,495)	(4,524,430)
Class R1	(513)	(6,271)	(2,758)	(35,230)
Class R2	(3,954)	(52,909)	(1,738)	(22,350)
Class R3	(23,217)	(304,272)	(8,265)	(105,051)
Class R4	(1,367)	(18,054)	(4,744)	(61,299)
Class R5	(639,738)	(8,563,997)	(1,478,384)	(19,165,415)
	(983,985)	$(13,063,050)	(2,754,101)	$(35,442,097)

Net change
Class A	982,471	$12,764,492	(39,583)	$(517,212)
Class B	19,573	252,713	45,095	572,359
Class C	1,145,802	14,747,125	93,075	1,176,571
Class I	784,528	10,258,667	480,419	6,274,301
Class R1	4,064	51,959	1,676	20,398
Class R2	1,896	23,323	6,874	86,602
Class R3	2,931	40,446	18,127	230,530
Class R4	21,866	295,691	1,887	24,994
Class R5	(258,680)	(3,568,672)	3,067,753	38,427,500
	2,704,451	$34,865,744	3,675,323	$46,296,043

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime Income Fund were the owners of record of approximately 27%, 25%, 11%, 8%, 2%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the

32

Notes to Financial Statements (unaudited) – continued

participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended August 31, 2015, the fund’s commitment fee and interest expense were $570 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,795,930	47,639,341	(50,374,484)	6,060,787

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,738	$6,060,787

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for the various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

34

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period ended December 31, 2014 relative to the Lipper performance universe. The Fund commenced operations on May 26, 2011; therefore no performance data for the five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year),

35

Board Review of Investment Advisory Agreement – continued

the Fund’s effective advisory fee rate was lower than the Lipper expense group median and the Fund’s total expense ratio was higher than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

36

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

37

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

38

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2015

*	Print name and title of each signing officer under his or her signature.